United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-6165

                      (Investment Company Act File Number)


                   Federated Municipal Securities Income Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900 (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)



                        Date of Fiscal Year End: 8/31/06
                                                 -------


                Date of Reporting Period: Quarter ended 11/30/05
                                          ----------------------



Item 1.     Schedule of Investments







Federated California Municipal Income Fund
Portfolio of Investments
November 30, 2005 (unaudited)


   Principal
   Amount                                                                       Value
                        MUNICIPAL BONDS--100.3%


                                California--98.0%
$  500,000              ABAG Finance Authority for Non-Profit
                        Corporations, Revenue Bonds, 6.125%
                        (Southern California Presbyterian
                        Homes)/(Original Issue Yield: 6.25%),
                        11/15/2032                                   $          535,335
   500,000              Anaheim, CA Public Financing Authority,
                        Lease Revenue Bonds (Series 1997C), 6.00%
                        (Anaheim Public Improvements Project)/(FSA
                        INS), 9/1/2016                                          580,630
   500,000              Bell Community Redevelopment Agency, CA,
                        Refunding Tax Allocation Revenue Bonds,
                        5.50% (Radian Asset Assurance INS),
                        10/1/2023                                               530,305
   605,000              Blythe, CA Financing Authority, Sewer
                        Revenue Bonds (Series 1998), 5.75%,
                        4/1/2028                                                632,110
   500,000              California Educational Facilities
                        Authority, Revenue Bonds (Series 2000A),
                        6.75% (Fresno Pacific University), 3/1/2019             543,555
   1,000,000            California Educational Facilities
                        Authority, Revenue Bonds (Series 2002A),
                        5.50% (Pepperdine University)/(United
                        States Treasury PRF 8/1/2009 @100),
                        8/1/2032                                                1,072,820
   750,000              California Educational Facilities
                        Authority, Revenue Bonds (Series 2005),
                        5.00% (California College of the Arts),
                        6/1/2035                                                747,128
   280,000              California Educational Facilities
                        Authority, Student Loan Revenue Bonds
                        (Series 1998), 5.55% (AMBAC INS), 4/1/2028              290,206
   425,000              California Educational Facilities
                        Authority, Student Loan Revenue Bonds
                        (Series A), 5.40% (Cal Loan Program)/(MBIA
                        Insurance Corp. INS), 3/1/2021                          442,310
   425,000              California Health Facilities Financing
                        Authority, Health Facility Revenue Bonds
                        (Series 2004I), 4.95% TOBs (Catholic
                        Healthcare West), Mandatory Tender 7/1/2014             445,264
   1,000,000            California Health Facilities Financing Authority, INS
                        Health Facilities Refunding Revenue Bonds (Series 1997),
                        5.50% (Valley Care Hospital Corp.)/(California Mortgage
                        Insurance INS)/(Original Issue Yield:
                        5.737%), 5/1/2020                                       1,033,670
   1,000,000            California Health Facilities Financing
                        Authority, Revenue Bonds (Series 1998),
                        5.40% (Northern California Presbyterian
                        Homes, Inc.)/(Original Issue Yield:
                        5.417%), 7/1/2028                                       1,015,040
   1,500,000            California Health Facilities Financing
                        Authority, Revenue Bonds (Series 1999A),
                        6.125% (Cedars-Sinai Medical
                        Center)/(United States Treasury PRF
                        12/1/2009 @101), 12/1/2030                              1,665,165
   555,000              California Health Facilities Financing
                        Authority, Revenue Refunding Bonds (1996
                        Series A), 6.00% (Catholic Healthcare
                        West)/(MBIA Insurance Corp. INS)/(Original
                        Issue Yield: 6.15%), 7/1/2017                           574,647
   500,000              California Infrastructure & Economic
                        Development Bank, Revenue Bonds (Series
                        2000A), 5.75% (Scripps Research
                        Institute)/(Original Issue Yield: 5.85%),
                        7/1/2030                                                526,040
   1,000,000            California Infrastructure & Economic
                        Development Bank, Revenue Bonds (Series
                        2001B), 5.50% (Kaiser Permanente), 8/1/2031             1,040,500
   1,000,000            California PCFA, Refunding Revenue Bonds
                        (1996 Series A), 5.35% (Pacific Gas &
                        Electric Co.)/(MBIA Insurance Corp. INS),
                        12/1/2016                                               1,061,200
   900,000              California PCFA, Sewer & Solid Waste
                        Disposal Revenue Bonds, 5.75%
                        (Anheuser-Busch Cos., Inc.)/(Original
                        Issue Yield: 5.818%), 12/1/2030                         925,551
   1,000,000            California PCFA, Solid Waste Disposal
                        Revenue Bonds (Series 2005A-2), 5.40%
                        (Waste Management, Inc.), 4/1/2025                      1,027,030
   750,000              California PCFA, Solid Waste Disposal
                        Revenue Bonds,  5.125% TOBs (Waste
                        Management, Inc.), Mandatory Tender
                        5/1/2014                                                776,970
   700,000              California PCFA, Solid Waste Disposal
                        Revenue Bonds, 6.875% (Browning-Ferris
                        Industries, Inc.)/(Original Issue Yield:
                        6.95%), 11/1/2027                                       702,254
   1,000,000            California PCFA, Solid Waste Refunding
                        Revenue Bonds (Series 1999A), 5.125% (West
                        County Resource Recovery, Inc.)/(Comerica
                        Bank - California LOC)/(Original Issue
                        Yield: 5.323%), 1/1/2014                                1,005,620
   50,000               California Rural Home Mortgage Finance
                        Authority, SFM Revenue Bonds, (Series 1998
                        B-4), 6.35% (GNMA COL Home Mortgage
                        Program COL), 12/1/2029                                 50,673
   500,000              California State Department of Water
                        Resources Power Supply Program, Power
                        Supply Revenue Bonds (INS Series), 5.375%
                        (United States Treasury PRF 5/1/2012 @101)              554,060
   1,500,000            California State Department of Water
                        Resources Power Supply Program, Power
                        Supply Revenue Bonds (Series A), 5.375%
                        (United States Treasury PRF 5/1/2012
                        @101)/(Original Issue Yield: 5.48%)                     1,654,020
   870,000              California State, UT GO Bonds, 5.25%
                        (Original Issue Yield: 5.375%), 12/1/2027               913,918
   1,000,000            California State, UT GO Bonds, 5.125%
                        (Original Issue Yield: 5.40%), 6/1/2025                 1,032,870
   20,000               California State, UT GO Bonds, 5.75%
                        (Original Issue Yield: 6.25%), 3/1/2019                 20,188
   1,000,000            California State, Various Purpose UT GO
                        Bonds, 5.125% (Original Issue Yield:
                        5.16%), 4/1/2023                                        1,050,430
   1,000,000            California State, Various Purpose UT GO
                        Bonds, 5.25%, 11/1/2021                                 1,065,990
   400,000              California Statewide Communities
                        Development Authority, COPs, 5.25% (St.
                        Joseph Health System Group, CA)/(Original
                        Issue Yield: 5.47%), 7/1/2021                           414,544
   1,000,000            California Statewide Communities
                        Development Authority, COPs, 5.50% (Sutter
                        Health)/(FSA INS)/(Original Issue Yield:
                        5.77%), 8/15/2018                                       1,075,370
   500,000     (1)      California Statewide Communities
                        Development Authority, Revenue Bonds
                        (Series 2001), 6.75% (St. Mark's School),
                        6/1/2028                                                533,805
   400,000     (1)      California Statewide Communities
                        Development Authority, Revenue Bonds
                        (Series 2002), 6.75% (Prospect Sierra
                        School)/(Original Issue Yield: 6.85%),
                        9/1/2032                                                424,128
   400,000     (1,2)    California Statewide Communities
                        Development Authority, Revenue Bonds
                        (Series 2005A), 4.875% (Thomas Jefferson
                        School of Law)/(Original Issue Yield:
                        4.93%), 10/1/2035                                       394,096
   1,000,000            California Statewide Communities
                        Development Authority, Revenue Bonds
                        (Series 2005A), 5.25% (Daughters of
                        Charity Health System), 7/1/2035                        1,015,080
   500,000     (1)      California Statewide Communities
                        Development Authority, Revenue Bonds,
                        6.50% (Turningpoint School), 11/1/2031                  515,405
   1,000,000            California Statewide Communities
                        Development Authority, Revenue Bonds,
                        5.75% (Los Angeles Orthopedic Hospital
                        Foundation)/(AMBAC INS), 6/1/2030                       1,040,640
   500,000              Capistrano Unified School District, CA
                        Community Facilities District No. 90-2,
                        Special Tax Bonds (Series 2003), 5.875%
                        (Talega Ranch), 9/1/2023                                530,590
   450,000              Central Unified School District, CA, UT GO
                        Bonds (Series 2004A), 5.50% (FGIC INS),
                        7/1/2022                                                498,110
   455,000              Central Unified School District, CA, UT GO
                        Bonds (Series 2004A), 5.50% (FGIC INS),
                        7/1/2024                                                503,644
   1,000,000            Chula Vista, CA , IDRB(s) (Series 1992D),
                        5.00% (San Diego Gas & Electric Company),
                        12/1/2027                                               1,009,440
   250,000              Chula Vista, CA Community Facilities
                        District No. 06-1, Special Tax Revenue
                        Bonds (Series 2002A), 6.15%
                        (Eastlake-Woods, Vistas & Land Swap),
                        9/1/2026                                                268,130
   1,000,000            Coronado, CA Community Development Agency,
                        Tax Allocation Bonds (Series 2005), 5.00%
                        (AMBAC INS), 9/1/2035                                   1,023,580
   1,000,000            Daly City, CA HDFA, Mobile Home Park
                        Senior Revenue Bonds (Series 2002A), 5.85%
                        (Franciscan Acquisition Project)/(Original
                        Issue Yield: 5.95%), 12/15/2032                         1,097,440
   1,000,000            El Centro, CA Financing Authority, INS
                        Hospital Revenue Bonds (Series 2001),
                        5.25% (El Centro Regional Medical
                        Center)/(California Mortgage Insurance
                        LOC)/(Original Issue Yield: 5.32%),
                        3/1/2018                                                1,040,120
   740,000              El Monte, CA Public Financing Authority,
                        Tax Allocation Revenue Bonds (Series
                        1998), 5.75% (El Monte, CA Community
                        Redevelopment Agency), 6/1/2028                         752,447
   700,000              Foothill/Eastern Transportation Corridor
                        Agency, CA, (Series 1995A) Senior Lien
                        Toll Road Revenue Bonds, 6.50% (United
                        States Treasury PRF 1/1/2007
                        @100)/(Original Issue Yield: 6.78%),
                        1/1/2032                                                725,011
   1,000,000            Foothill/Eastern Transportation Corridor
                        Agency, CA, Toll Road Refunding Revenue
                        Bonds, 5.75% (Original Issue Yield:
                        5.774%), 1/15/2040                                      1,021,370
   2,000,000            Golden State Tobacco Securitization Corp.,
                        CA, Tobacco Settlement Asset-Backed
                        Revenue Bonds (Series 2003A-1), 6.75%
                        (Original Issue Yield: 7.00%), 6/1/2039                 2,253,360
   1,000,000            Inglewood, CA Public Financing Authority,
                        Refunding Revenue Bonds (Series 1999A),
                        5.625% (AMBAC INS), 8/1/2016                            1,092,500
   500,000              Inland Empire Solid Waste Financing
                        Authority, CA, Revenue Bonds (Series B),
                        6.25% (Escrowed In Treasuries COL),
                        8/1/2011                                                539,095
   1,000,000            Irvine, CA Unified School District
                        Financing Authority, Special Tax Revenue
                        Bonds (Series 2005A), 5.00% (AMBAC INS),
                        9/1/2034                                                1,023,340
   500,000              La Verne, CA, Revenue COPs (Series 2003B),
                        6.625% (Brethren Hillcrest
                        Homes)/(Original Issue Yield: 6.70%),
                        2/15/2025                                               544,995
   1,000,000            Loma Linda, CA, Hospital Revenue Bonds
                        (Series 2005A), 5.00% (Loma Linda
                        University Medical Center Project),
                        12/1/2023                                               1,014,550
   1,000,000            Long Beach, CA Bond Financing Authority,
                        Plaza Parking Facility Lease Revenue
                        Bonds, 5.25% (Original Issue Yield:
                        5.54%), 11/1/2021                                       1,042,510
   1,000,000            Los Angeles, CA Community College
                        District, Refunding UT GO Bonds (Series
                        2005A), 5.00% (FSA INS), 8/1/2017                       1,076,570
   380,000              Los Angeles, CA Community Redevelopment
                        Agency, Housing Revenue Refunding Bonds
                        (Series A), 6.55% (AMBAC INS), 1/1/2027                 383,652
   1,000,000            Oakland, CA Unified School District, UT GO
                        (Series 2000F), 5.60% (MBIA Insurance
                        Corp. INS)/(Original Issue Yield: 5.63%),
                        8/1/2019                                                1,084,980
   500,000              Orange County, CA Community Facilities
                        District No. 2000-1, Special Tax Bonds
                        (Series 2000A), 6.25% (Ladera
                        Ranch)/(United States Treasury PRF
                        8/15/2008 @100)/(Original Issue Yield:
                        6.28%)                                                  536,205
   400,000              Orange County, CA Community Facilities
                        District No. 2000-1, Special Tax Bonds
                        (Series 2002A), 6.00% (Ladera
                        Ranch)/(United States Treasury PRF
                        8/15/2010 @101)/(Original Issue Yield:
                        6.03%)                                                  444,776
   500,000              Orange County, CA Community Facilities
                        District No. 2000-1, Special Tax Bonds
                        (Series 2004A), 5.625% (Ladera
                        Ranch)/(Original Issue Yield: 5.65%),
                        8/15/2034                                               511,875
   500,000              Oxnard, CA Community Facilities District
                        No. 3, Special Tax Bonds (Series 2005),
                        5.00% (Seabridge at Mandalay
                        Bay)/(Original Issue Yield: 5.22%),
                        9/1/2035                                                488,235
   1,000,000            Oxnard, CA Union High School District,
                        Refunding UT GO Bonds (Series 2001A),
                        6.20% (MBIA Insurance Corp. INS), 8/1/2030              1,160,910
   500,000              Perris, CA Public Financing Authority, Tax
                        Allocation Revenue Bonds (Series 2001A),
                        5.75% (Original Issue Yield: 5.85%),
                        10/1/2031                                               525,515
   900,000              Port of Oakland, CA, Revenue Bonds (Series
                        1997G), 5.50% (MBIA Insurance Corp.
                        INS)/(Original Issue Yield: 5.83%),
                        11/1/2017                                               944,235
   1,000,000            Port of Oakland, CA, Revenue Bonds (Series
                        2000K), 5.75% (FGIC INS)/(Original Issue
                        Yield: 5.78%), 11/1/2020                                1,064,590
   600,000              Poway, CA Unified School District, Special
                        Tax Bonds (Series 2005), 5.125% (Community
                        Facilities District No. 6 (4S
                        Ranch))/(Original Issue Yield: 5.21%),
                        9/1/2035                                                599,952
   1,000,000            Rancho Mirage Joint Powers Financing
                        Authority, CA, Revenue Bonds (Series
                        2004), 5.875% (Eisenhower Medical Center),
                        7/1/2026                                                1,065,820
   2,000,000            Richmond, CA, Wastewater Revenue Bonds
                        (Series 1999), 5.80% (FGIC INS), 8/1/2018               2,189,680
   1,000,000            San Bernardino County, CA Housing
                        Authority, Multifamily Mortgage Revenue
                        Bonds (Series 2001A), 6.70% (Glen Aire
                        Park)/(GNMA COL Home Mortgage Program
                        GTD), 12/20/2041                                        1,095,440
   349,000              San Bernardino County, CA Housing
                        Authority, Subordinated Revenue Bonds,
                        7.25% (Glen Aire Park & Pacific Palms),
                        4/15/2042                                               326,064
   1,000,000            San Diego County, CA, COPs, 5.25%
                        (University of San Diego)/
                        (Original Issue Yield: 5.47%), 10/1/2021                1,044,050
   1,000,000            San Diego County, CA, Refunding COPs
                        (Series 2005), 5.00% (AMBAC INS), 2/1/2019              1,056,800
   300,000              San Dimas, CA Housing Authority, Mobile
                        Home Park Revenue Bonds (Series 1998A),
                        5.70% (Charter Oak Mobile Home Estates
                        Acquisition Project)/(Original Issue
                        Yield: 5.90%), 7/1/2028                                 313,572
   300,000              San Francisco, CA City & County Airport
                        Commission, (Second Series) Revenue Bonds
                        (Issue 12A), 5.90% (San Francisco
                        International Airport)/(Original Issue
                        Yield: 5.97%), 5/1/2026                                 305,550
   400,000              San Francisco, CA City & County
                        Redevelopment Agency Community Facilities
                        District No. 6, Special Tax Revenue Bonds,
                        6.625% (Mission Bay South), 8/1/2027                    429,268
   1,000,000            San Jose, CA Unified School District,
                        COPs, 5.75% (MBIA Insurance Corp.
                        INS)/(Original Issue Yield: 5.85%),
                        6/1/2020                                                1,043,770
   500,000              San Mateo, CA Redevelopment Agency, Merged
                        Area Tax Allocation Bonds (Series 2001A),
                        5.50% (Original Issue Yield: 5.55%),
                        8/1/2022                                                525,510
   1,000,000            Santa Clara County, CA Housing Authority,
                        MFH Revenue Bonds (Series 2001A), 5.85%
                        (River Town Apartments Project), 8/1/2031               1,017,870
   1,500,000            Simi Valley, CA PFA, Lease Revenue Bonds
                        (Series 1995), 5.75% (AMBAC INS), 9/1/2015              1,619,340
   1,000,000            South El Monte, CA Improvement District,
                        Tax Allocation Bonds (Series 2005A), 5.00%
                        (Radian Asset Assurance INS), 8/1/2030                  1,008,740
   1,000,000            South Orange County, CA Public Financing
                        Authority, 1999 Reassessment Revenue
                        Bonds, 5.80% (FSA  INS)/(Original Issue
                        Yield: 5.85%), 9/2/2018                                 1,091,400
   1,000,000            Southern California Logistics Airport
                        Authority, Tax Allocation Bonds, 5.00%
                        (Radian Asset Assurance INS), 12/1/2035                 1,009,790
   400,000              Stockton, CA Community Facilities District
                        No. 2001-1, Special Tax Revenue Bonds,
                        6.375% (Spanos Park West)/(Original Issue
                        Yield: 6.43%), 9/1/2032                                 432,212
   1,400,000            Stockton, CA, COPs (Series 1999), 5.875%
                        (Original Issue Yield: 5.90%), 8/1/2019                 1,485,750
   400,000              Stockton, CA, Health Facility Revenue
                        Bonds (Series 1997A), 5.70% (Dameron
                        Hospital Association), 12/1/2014                        417,580
   1,000,000            Sweetwater, CA Union High School Distict
                        Public Financing Authority, Revenue Bonds
                        (Series 2005A), 5.00% (FSA INS), 9/1/2029               1,031,480
   1,000,000            Torrance, CA, Hospital Revenue Bonds
                        (Series 2001 A), 5.50% (Torrance Memorial
                        Medical Center)/(Original Issue Yield:
                        5.65%), 6/1/2031                                        1,040,690
   1,000,000            University of California, General Revenue
                        Bonds, (2005 Series G), 4.75% (FGIC INS),
                        5/15/2027                                               1,012,140
   1,000,000            Vallejo, CA Unified School District, UT GO
                        Bonds, 5.90% (MBIA Insurance Corp. INS),
                        2/1/2021                                                1,184,890
   1,000,000            Vista, CA Community Development
                        Commission, Tax Allocation Bonds (Series
                        2001), 5.80% (Vista Redevelopment Project
                        Area)/(Original Issue Yield: 5.85%),
                        9/1/2030                                                1,041,320
   965,000              Walnut, CA Public Financing Authority, Tax
                        Allocation Revenue Bonds (Series 2002),
                        5.375% (Walnut Improvement Project)/(AMBAC
                        INS), 9/1/2019                                          1,051,213
   500,000              Watsonville, CA, INS Hospital Revenue
                        Refunding Bonds (Series 1996A), 6.20%
                        (Watsonville Community Hospital)/(Escrowed
                        In Treasuries COL)/(Original Issue Yield:
                        6.225%), 7/1/2012                                       555,415
   1,000,000            Whittier, CA, Health Facilities Revenue
                        Bonds, 5.75% (Presbyterian Intercommunity
                        Hospital)/(Original Issue Yield: 5.80%),
                        6/1/2031                                                1,055,000
                        Total                                                   79,180,648
                                Puerto Rico--2.3%
   1,000,000   (1,2)    Puerto Rico Electric Power Authority,
                        Drivers (Series 266), 7.6392% (FSA INS),
                        7/1/2015                                                1,249,570
   595,000              Puerto Rico Industrial, Tourist,
                        Educational, Medical & Environmental
                        Control Facilities Financing Authority,
                        Cogeneration Facility Revenue Bonds
                        (Series 2000A), 6.625% (AES Puerto Rico
                        Project)/(Original Issue Yield: 6.65%),
                        6/1/2026                                                640,059
                        Total                                                   1,889,629
                        Total MUNICIPAL BONDS                                   81,070,277
                        Total municipal Investments -
                        100.3%
                         (identified cost $77,109,169)(3)                       81,070,277
                        other assets and liabilities - net - (0.3)%             (239,026)
                        total net assets -100%                       $          80,831,251
          Securities that are subject to the federal alternative minimum tax
          (AMT) represent 14.6% of the Fund's portfolio as calculated based upon total portfolio market value.
1         Denotes a restricted security, including securities purchased under
          Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At November 30, 2005, these securities amounted to $3,117,004 which represents 3.9% of total net assets.
2         Denotes a restricted security, including securities purchased under
          Rule 144A that have been deemed liquid by criteria approved by the
          Fund's Board of Trustees. At November 30, 2005, these securities amounted to $1,643,666 which represents 2.0% of total net assets.
3         The cost of investments for federal tax purposes amounts to $77,109,169. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation from futures contracts was $3,964,352.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,106,272 and net unrealized depreciation from investments for those securities having an excess of cost over value of
          $141,920.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2005.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant.
The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees"). Restricted Securities Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The
Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at November
30, 2005, is as follows:

Security                                 Acquisition    Acquisition
                                         Date           Cost
----------------------------------------------------------------------
----------------------------------------------------------------------
California Statewide Communities         7/3/2001       $500,000
Development Authority, Revenue Bonds
(Series 2001), 6.75% (St. Mark's
School), 6/1/2028
----------------------------------------------------------------------
----------------------------------------------------------------------
California Statewide Communities         5/10/2002      $394,864
Development Authority, Revenue Bonds
(Series 2002), 6.75% (Prospect Sierra
School)/(Original Issue Yield: 6.85%),
9/1/2032
                                         -----------------------------
                                         -----------------------------
California Statewide Communities         8/26/2005      $396,560
Development Authority, Revenue Bonds
(Series 2005A), 4.875% (Thomas
Jefferson School of Law)/(Original
Issue Yield: 4.93%), 10/1/2035
----------------------------------------------------------------------
----------------------------------------------------------------------
California Statewide Communities         3/23/2001      $500,000
Development Authority, Revenue Bonds,
6.50% (Turningpoint School), 11/1/2031
----------------------------------------------------------------------


The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
COL         --Collateralized
COPs        --Certificates of Participation
FGIC        --Financial Guaranty Insurance Company
FSA         --Financial Security Assurance
GNMA        --Government National Mortgage Association
GO          --General Obligation
GTD         --Guaranteed
HDFA        --Housing Development Finance Authority
IDRB(s)     --Industrial Development Revenue Bond(s)
INS         --Insured
LOC         --Letter of Credit
MFH         --Multifamily Housing
PCFA        --Pollution Control Finance Authority
PFA         --Public Facility Authority
PRF         --Prerefunded
SFM         --Single Family Mortgage
TOBs        --Tender Option Bonds
UT          --Unlimited Tax









Federated Michigan Intermediate Municipal Trust
Portfolio of Investments
November 30, 2005 (unaudited)


   Principal
     Amount                                                               Value
                             MUNICIPAL BONDS--100.4%
                 Michigan--100.2%
$   500,000      Anchor Bay, MI School District, Refunding UT GO
                 Bonds (Series III), 5.50% (Q-SBLF GTD), 5/1/2014  $     547,345
   1,000,000     Anchor Bay, MI School District, Refunding UT GO
                 Bonds (Series III), 5.50% (Q-SBLF GTD), 5/1/2017       1,087,980
    365,000      Anchor Bay, MI School District, School Building &
                 Site  UT GO Bonds (Series II), 6.125% (FGIC INS),
                 5/1/2011                                                409,519
    500,000      Anchor Bay, MI School District, School Building &
                 Site UT GO Bonds, 5.00% (Q-SBLF GTD), 5/1/2012          536,970
   1,070,000     Anchor Bay, MI School District, UT GO Bonds
                 (Series 1999I), 5.75% (U.S. Treasury PRF 5/1/2009
                 @ 100)/(Original Issue Yield: 5.80%), 5/1/2014         1,149,704
   1,120,000     Ann Arbor, MI Building Authority, Refunding LT GO
                 Bonds (Series 2005A), 5.00% (MBIA Insurance Corp.
                 INS), 3/1/2013                                         1,205,321
   1,500,000     Bishop, MI International Airport Authority,
                 Revenue Bonds (Series 199B), 5.125% (American
                 Capital Access INS)/(Original Issue Yield:
                 5.25%), 12/1/2017                                      1,547,340
   1,090,000     Boyne City, MI Public School District, UT GO
                 Bonds, 5.60% (U.S. Treasury PRF 5/1/2009 @
                 100)/(Original Issue Yield: 5.70%), 5/1/2014           1,165,962
   1,215,000     Bridgeport Spaulding, MI Community School
                 District, UT GO Bonds, 5.50% (Q-SBLF GTD),
                 5/1/2015                                               1,333,669
   1,125,000     Brighton Township, MI, LT GO Sanitary Sewer
                 Drainage District, 5.25% (FSA INS)/
                 (Original Issue Yield: 5.68%), 10/1/2020               1,175,962
   1,875,000     Caledonia, MI Community Schools, Refunding UT GO
                 Bonds, 5.00% (MBIA Insurance Corp. INS), 5/1/2016      2,014,031
   2,050,000     Caledonia, MI Community Schools, UT GO Bonds,
                 5.40% (U.S. Treasury PRF 5/1/2010 @
                 100)/(Original Issue Yield: 5.48%), 5/1/2018           2,208,834
    860,000      Central Michigan University, Revenue Bonds, 5.20%
                 (U.S. Treasury PRF 4/1/2007 @ 101)/(Original Issue Yield:
                 5.227%), 10/1/2009 889,893
   1,775,000     Charles Stewart Mott Community College, MI,
                 Building & Improvement UT GO Bonds, 5.50% (FGIC
                 INS)/(Original Issue Yield: 5.63%), 5/1/2018           1,919,751
   1,070,000     Charlevoix, MI Public School District, Refunding
                 UT GO Bonds, 5.25% (Q-SBLF GTD), 5/1/2014              1,151,341
   1,245,000     Charlevoix, MI Public School District, Refunding
                 UT GO Bonds, 5.25% (Q-SBLF GTD), 5/1/2016              1,336,781
   1,775,000     Chippewa Valley, MI Schools, School Building &
                 Site Refunding Bonds, 5.50% (U.S. Treasury PRF
                 5/1/2012 @ 100), 5/1/2015                              1,956,884
   1,000,000     Cornell Township MI, Economic Development Corp.,
                 Refunding Revenue Bonds, 5.875% (MeadWestvaco
                 Corp.)/(U.S. Treasury PRF 5/1/2012 @ 100),
                 5/1/2018                                               1,123,420
   1,000,000     Detroit, MI Sewage Disposal System, Senior Lein
                 Refunding Revenue Bonds (Series 2003A), 5.00%
                 (FSA INS), 7/1/2009                                    1,051,660
    500,000      Detroit, MI Water Supply System, Second Lien
                 Revenue Bonds (Series 1995A), 5.10% (MBIA
                 Insurance Corp. INS)/(Original Issue Yield:
                 5.20%), 7/1/2007                                        513,665
   1,000,000     Detroit, MI Water Supply System, Senior Lein
                 Prerefunded Revenue Bonds (Series 1999A), 5.75%
                 (U.S. Treasury PRF 1/1/2010 @ 101)/(Original
                 Issue Yield: 5.84%), 7/1/2019                          1,094,620
   2,070,000     Detroit, MI Water Supply System, Senior Lien
                 Bonds, 5.00% (FGIC INS), 7/1/2014                      2,230,797
   1,335,000     Detroit, MI, Refunding UT GO Bonds, 5.75% (FSA
                 INS), 4/1/2010                                         1,443,362
   1,000,000     Detroit, MI, UT GO Bonds (Series 1999A), 5.00%
                 (FSA INS)/(Original Issue Yield: 5.16%), 4/1/2019      1,048,770
   1,000,000     Detroit, MI, UT GO Bonds, (Series A-1), 5.375%
                 (MBIA Insurance Corp. INS), 4/1/2017                   1,079,250
   1,000,000     Detroit, MI, UT GO Refunding Bonds, 5.25% (AMBAC
                 INS)/(Original Issue Yield: 5.29%), 5/1/2008           1,042,400
   1,000,000     Detroit/Wayne County, MI Stadium Authority,
                 Revenue Bonds, 5.25% (FGIC INS)/(Original Issue
                 Yield: 5.55%), 2/1/2011                                1,040,780
   1,000,000     Dickinson County, MI Economic Development Corp.,
                 Refunding Environmental Improvement Revenue Bonds
                 (Series 2002A) , 5.75% (International Paper Co.),
                 6/1/2016                                               1,055,950
   2,000,000     Dickinson County, MI Economic Development Corp.,
                 Refunding PCR Bonds (Series 2004A), 4.80%
                 (International Paper Co.), 11/1/2018                   1,977,560
   1,925,000     East Grand Rapids, MI Public School District,
                 Refunding UT GO Bonds (Series 2001), 5.50%
                 (Q-SBLF GTD), 5/1/2019                                 2,082,388
   2,270,000     East Lansing, MI School District, Refunding UT GO
                 Bonds (Series 2005B), 5.00% (MBIA Insurance Corp.
                 INS), 5/1/2014                                         2,448,013
    315,000      East Lansing, MI, UT GO Refunding Bonds (Series
                 1993B), 4.85%, 10/1/2007                                316,565
   1,000,000     Ecorse, MI Public School District, UT GO Bonds,
                 5.50% (U.S. Treasury PRF 5/1/2008 @
                 101)/(Original Issue Yield: 5.59%), 5/1/2017           1,058,810
   1,100,000     Farmington, MI Public School District, UT GO
                 Bonds, 4.00% (Q-SBLF GTD)/(Original Issue Yield:
                 4.27%), 5/1/2009                                       1,119,404
    675,000      Ferris State University, MI, Revenue Bonds, 5.40%
                 (U.S. Treasury PRF 4/1/2007 @ 101)/(Original
                 Issue Yield: 5.45%), 10/1/2009                          700,211
   1,000,000     Forest Hills, MI Public School, Refunding UT GO
                 Bonds, 5.00%, 5/1/2012                                 1,073,940
   2,000,000     Forest Hills, MI Public School, UT GO Bonds,
                 5.25% (U.S. Treasury PRF 5/1/2010 @
                 100)/(Original Issue Yield: 5.50%), 5/1/2019           2,142,780
   1,075,000     Gibraltar, MI School District, School Building &
                 Site UT GO Bonds, 5.00% (FGIC INS), 5/1/2012           1,154,486
   1,000,000     Grand Blanc, MI Community Schools, School
                 Building & Site UT GO Bonds, 5.00% (FSA INS),
                 5/1/2015                                               1,071,740
    200,000      Grand Rapids, MI Downtown Development Authority,
                 Tax Increment Revenue Bonds, 6.60% (MBIA
                 Insurance Corp. INS)/(Original Issue Yield:
                 6.70%), 6/1/2008                                        202,562
   1,000,000     Harper Creek, MI Community School District, UT GO
                 Bonds, 5.125% (U.S. Treasury PRF 5/1/2011 @
                 100)/(Original Issue Yield: 5.21%), 5/1/2021           1,074,190
   1,000,000     Hartland, MI Consolidated School District,
                 Refunding UT GO Bonds, 5.375% (Q-SBLF GTD),
                 5/1/2016                                               1,075,190
   1,650,000     Hartland, MI Consolidated School District, UT GO
                 Bonds, 5.75% (Q-SBLF GTD), 5/1/2010                    1,800,183
   1,315,000     Hazel Park, MI School District, UT GO Bonds,
                 5.00% (Q-SBLF GTD), 5/1/2013                           1,403,947
   1,660,000     Hemlock, MI Public School District, UT GO Bonds,
                 5.50% (U.S. Treasury PRF 11/1/2011 @ 100),
                 5/1/2018                                               1,823,776
   1,375,000     Howell, MI Public Schools, Refunding UT GO Bonds
                 (Series 2001), 5.25% (Q-SBLF GTD), 5/1/2014            1,474,000
   1,575,000     Howell, MI Public Schools, Refunding UT GO Bonds,
                 5.25% (Q-SBLF GTD), 5/1/2017                           1,679,895
   2,000,000     Howell, MI Public Schools, UT GO Bonds, 5.875%
                 (U.S. Treasury PRF 5/1/2009 @ 100)/(Original
                 Issue Yield: 5.95%), 5/1/2022                          2,156,640
   2,000,000     Jackson County, MI Public Schools, UT GO Bonds,
                 5.60% (U.S. Treasury PRF 5/1/2010 @
                 100)/(Original Issue Yield: 5.70%), 5/1/2019           2,171,220
   1,575,000     Jenison, MI Public Schools, UT GO Refunding
                 Bonds, 5.25% (FGIC INS), 5/1/2011                      1,702,276
   1,350,000     Kalamazoo, MI City School District, Building &
                 Site UT GO Bonds, 5.00% (FSA INS), 5/1/2013            1,436,927
   2,560,000     Kent County, MI Building Authority, LT GO
                 Building Authority Refunding Bonds, (Series
                 2005), 5.25%, 6/1/2017                                 2,836,531
   1,345,000     Kent County, MI, Capital Improvement LT GO Bonds
                 (Series 2004A), 5.00%, 12/1/2020                       1,428,592
   1,250,000     Kent Hospital Finance Authority, MI, Revenue
                 Bonds (Series 2005A), 5.50% (Metropolitan
                 Hospital ), 7/1/2020                                   1,309,200
   1,000,000     Kent Hospital Finance Authority, MI, Revenue
                 Bonds, 5.50% (Spectrum Health)/(U.S. Treasury PRF
                 7/15/2011 @ 101), 1/15/2015                            1,097,410
   1,925,000     Lake Fenton, MI Community Schools, UT GO Bonds,
                 5.50% (Q-SBLF GTD), 5/1/2017                           2,094,362
   1,000,000     Lake Orion, MI School District, UT GO Bonds
                 (Series 2000A), 5.75% (U.S. Treasury PRF 5/1/2010
                 @ 100)/(Original Issue Yield: 5.89%), 5/1/2015         1,091,700
   1,700,000     Lake Superior State University, MI, General
                 Revenue Bonds, 5.50% (AMBAC INS), 11/15/2021           1,847,016
   1,000,000     Lanse Creuse, MI Public Schools, UT GO Bonds
                 (Series 2000), 5.40% (U.S. Treasury PRF 5/1/2010
                 @ 100)/(Original Issue Yield: 5.50%), 5/1/2016         1,077,480
   1,000,000     Lansing, MI School District, Refunding School
                 Building & Site UT GO Bonds, 5.00% (Q-SBLF GTD),
                 5/1/2020                                               1,054,390
    500,000      Lansing, MI Sewer Disposal System, Refunding
                 Revenue Bonds, 5.00% (FGIC INS), 5/1/2011               534,300
   1,000,000     Madison, MI District Public Schools, Refunding UT
                 GO Bonds, 5.50% (U.S. Treasury PRF 5/1/2009 @
                 100), 5/1/2015                                         1,066,490
   2,000,000     Mattawan, MI Consolidated School District, UT GO
                 Bonds, 5.65% (U.S. Treasury PRF 5/1/2010 @
                 100)/(Original Issue Yield: 5.67%), 5/1/2018           2,175,280
   1,350,000     Michigan Higher Education Student Loan Authority,
                 Student Loan Revenue Bonds, (Series XVII-A),
                 5.65% (AMBAC INS), 6/1/2010                            1,386,612
   1,000,000     Michigan Municipal Bond Authority, Refunding
                 Revenue Bonds (Series 2002), 5.25% (Clean Water
                 Revolving Fund), 10/1/2008                             1,051,370
   1,000,000     Michigan Municipal Bond Authority, Revenue Bonds
                 (Series 2003C), 5.00% (Local Government Loan
                 Program), 5/1/2008                                     1,037,350
   1,000,000     Michigan Municipal Bond Authority, Revenue Bonds
                 (Series 2005B), 5.00% (Detroit, MI City School
                 District)/(FSA INS), 6/1/2013                          1,069,080
   1,000,000     Michigan Municipal Bond Authority, Revenue Bonds
                 (Series 2005B), 5.00% (Detroit, MI City School
                 District)/(FSA INS), 6/1/2015                          1,069,270
   1,200,000     Michigan Municipal Bond Authority, Revenue Bonds,
                 5.25% (Clean Water Revolving Fund), 10/1/2009          1,278,492
   1,000,000     Michigan Municipal Bond Authority, Revenue Bonds,
                 5.75% (Clean Water Revolving Fund)/(U.S. Treasury
                 PRF 10/1/2009 @ 101), 10/1/2015                        1,090,510
   1,455,000     Michigan Municipal Bond Authority, Revenue Bonds,
                 5.25% (Drinking Water Revolving Fund), 10/1/2007       1,505,736
    810,000      Michigan Municipal Bond Authority, Revenue Bonds,
                 5.50% (State Revolving Fund), 10/1/2006                 825,179
   2,190,000     Michigan Municipal Bond Authority, Revenue Bonds,
                 5.625% (Drinking Water Revolving Fund)/(U.S.
                 Treasury PRF 10/1/2009 @ 101), 10/1/2013               2,378,471
   1,000,000     Michigan Public Power Agency, Belle River Project
                 Refunding Revenue Bonds (Series 2002A), 5.25%
                 (MBIA Insurance Corp. INS), 1/1/2010                   1,066,260
   1,500,000     Michigan Public Power Agency, Belle River Project
                 Refunding Revenue Bonds (Series 2002A), 5.25%
                 (MBIA Insurance Corp. INS), 1/1/2014                   1,640,865
    500,000      Michigan Public Power Agency, Campbell Project
                 Refunding Revenue Bonds (Series 1997A), 5.50%
                 (AMBAC INS), 1/1/2006                                   500,985
   1,000,000     Michigan State Building Authority, Facilities
                 Program Refunding Revenue Bonds (Series 2001I),
                 5.50%, 10/15/2019                                      1,086,790
   1,000,000     Michigan State Building Authority, Revenue Bonds,
                 5.00% (State Police Communication System)/(MBIA
                 Insurance Corp. INS), 10/1/2008                        1,043,000
   1,100,000     Michigan State Building Authority, Revenue
                 Refunding Bonds, (Series 1), 4.75% (Original
                 Issue Yield: 4.98%), 10/15/2018                        1,125,443
   1,000,000     Michigan State Comprehensive Transportation
                 Board, Revenue Bonds (Series 2002B), 5.00% (FSA
                 INS), 5/15/2008                                        1,037,890
   1,500,000     Michigan State Hospital Finance Authority,
                 Hospital Refunding Revenue Bonds (Series 2003A),
                 5.50% (Henry Ford Health System, MI), 3/1/2013         1,619,265
   1,000,000     Michigan State Hospital Finance Authority,
                 Hospital Refunding Revenue Bonds, 5.75% (Sparrow
                 Obligated Group, MI), 11/15/2016                       1,082,420
   1,200,000     Michigan State Hospital Finance Authority,
                 Hospital Revenue Bonds (Series 2005), 5.00%
                 (Sparrow Obligated Group, MI)/(MBIA Insurance
                 Corp. INS), 11/15/2016                                 1,276,200
   1,000,000     Michigan State Hospital Finance Authority,
                 Hospital Revenue Bonds (Series 2005), 5.00%
                 (Sparrow Obligated Group, MI)/(MBIA Insurance
                 Corp. INS), 11/15/2017                                 1,059,490
   1,000,000     Michigan State Hospital Finance Authority,
                 Hospital Revenue Bonds (Series 2005A), 5.00%
                 (Marquette General Hospital, MI), 5/15/2012            1,043,900
   1,000,000     Michigan State Hospital Finance Authority,
                 Hospital Revenue Bonds (Series 2005A), 5.00%
                 (Marquette General Hospital, MI), 5/15/2013            1,041,910
   1,000,000     Michigan State Hospital Finance Authority,
                 Refunding Revenue Bonds (Series 1998A), 4.90%
                 (St. John Hospital, MI)/(U.S. Treasury
                 COL)/(Original Issue Yield: 5.05%), 5/15/2013          1,038,320
   1,300,000     Michigan State Hospital Finance Authority,
                 Refunding Revenue Bonds (Series 2002A), 5.50%
                 (Crittenton Hospital, MI), 3/1/2016                    1,386,138
   1,175,000     Michigan State Hospital Finance Authority,
                 Refunding Revenue Bonds (Series A), 6.00%
                 (Trinity Healthcare Credit Group)/(Original Issue
                 Yield: 6.14%), 12/1/2020                               1,281,866
   1,000,000     Michigan State Hospital Finance Authority,
                 Revenue & Refunding Bonds (Series 1998A), 5.10%
                 (McLaren Health Care Corp.)/(Original Issue
                 Yield: 5.15%), 6/1/2013                                1,029,460
   2,000,000     Michigan State Hospital Finance Authority,
                 Revenue Bonds (Series 1993P), 5.375% (Sisters of
                 Mercy Health System)/(MBIA Insurance Corp.
                 INS)/(Original Issue Yield: 5.55%), 8/15/2014          2,157,820
   1,325,000     Michigan State Hospital Finance Authority,
                 Revenue Bonds (Series 1997W), 5.00% (Mercy Health
                 Services)/(United States Treasury COL)/(Original
                 Issue Yield: 5.26%), 8/15/2011                         1,371,667
   2,000,000     Michigan State Hospital Finance Authority,
                 Revenue Bonds (Series 1999A), 6.00% (Ascension
                 Health Credit Group)/(MBIA Insurance Corp. INS),
                 11/15/2011                                             2,177,320
   2,000,000     Michigan State Hospital Finance Authority,
                 Revenue Bonds (Series 2005C), 5.00% (McLaren
                 Health Care Corp.), 8/1/2020                           2,073,620
   1,500,000     Michigan State Hospital Finance Authority,
                 Revenue Bonds, 5.00% (Oakwood Obligated Group),
                 11/1/2010                                              1,573,845
    480,000      Michigan State Hospital Finance Authority,
                 Revenue Bonds, 5.20% (Sparrow Obligated Group,
                 MI)/(U.S. Treasury PRF 11/15/2006 @ 102),
                 11/15/2007                                              498,226
    450,000      Michigan State Hospital Finance Authority,
                 Revenue Bonds, 5.30% (Sparrow Obligated Group,
                 MI)/(U.S. Treasury PRF 11/15/2006 @ 102),
                 11/15/2008                                              467,505
    450,000      Michigan State Hospital Finance Authority,
                 Revenue Bonds, 5.40% (Sparrow Obligated Group,
                 MI)/(U.S. Treasury PRF 11/15/2006 @ 102),
                 11/15/2009                                              467,928
   1,000,000     Michigan State Hospital Finance Authority,
                 Revenue Refunding Bonds, 5.00% (Chelsea Community
                 Hospital)/(Original Issue Yield: 5.30%), 5/15/2012      998,010
    600,000      Michigan State Hospital Finance Authority,
                 Revenue Refunding Bonds, (Series A), 5.10% (Henry
                 Ford Health System, MI)/(Original Issue Yield:
                 5.20%), 11/15/2007                                      615,564
   1,400,000     Michigan State Hospital Finance Authority,
                 Revenue Refunding Bonds, (Series A), 5.50%
                 (MidMichigan Obligated Group)/(FSA INS), 6/1/2008      1,465,758
    565,000      Michigan State Housing Development Authority, LO
                 MFH Revenue Refunding Bonds (Series 2000A), 6.30%
                 (Oakbrook Villa Townhomes)/(GNMA Collateralized
                 Home Mortgage Program GTD), 7/20/2019                   600,126
   1,000,000     Michigan State Housing Development Authority, SFM
                 Revenue Bonds (Series 2001A), 5.30% (MBIA
                 Insurance Corp. INS), 12/1/2016                        1,032,620
    820,000      Michigan State Strategic Fund, Revenue Bonds
                 (Series 2004), 5.00% (NSF International), 8/1/2013      862,041
   2,000,000     Michigan State Strategic Fund, Revenue Bonds,
                 4.25% TOBs (Republic Services, Inc.), 8/1/2031,
                 Mandatory Tender 4/1/2014                              1,944,460
    175,000      Michigan State Strategic Fund, Revenue Bonds,
                 5.30% (Porter Hills Presbyterian Village,
                 Inc.)/(Original Issue Yield: 5.422%), 7/1/2018          178,231
    325,000      Michigan State Strategic Fund, Revenue Bonds,
                 5.30% (Porter Hills Presbyterian Village,
                 Inc.)/(U.S. Treasury PRF 7/1/2008 @
                 101)/(Original Issue Yield: 5.422%), 7/1/2018           342,511
   1,105,000     Michigan State Strategic Fund, Revenue Bonds,
                 (Series A), 5.40% (NSF International)/(U.S.
                 Treasury PRF 8/1/2007 @ 101), 8/1/2010                 1,149,896
   1,065,000     Michigan State Strategic Fund, Revenue Bonds,
                 (Series A), 5.50% (NSF International)/(U.S.
                 Treasury PRF 8/1/2007 @ 101), 8/1/2011                 1,109,986
    600,000      Michigan State Strategic Fund, Revenue Refunding
                 Bonds, (Series A), 7.10% (Ford Motor
                 Co.)/(Original Issue Yield: 7.127%), 2/1/2006           599,700
   1,000,000     Michigan State Strategic Fund, Solid Disposal LT
                 Obligation Refunding Revenue Bonds (Series 2002),
                 4.625% (Waste Management, Inc.), 12/1/2012             1,000,010
   1,950,000     Michigan State Trunk Line, Refunding Revenue
                 Bonds (Series 1998A), 5.25%, 11/1/2012                 2,129,868
   1,000,000     Michigan State Trunk Line, Refunding Revenue
                 Bonds, 5.25% (FSA INS), 11/1/2012                      1,092,240
   1,000,000     Michigan State Trunk Line, Refunding Revenue
                 Bonds, 5.25% (FSA INS), 11/1/2013                      1,095,820
   1,000,000     Michigan State Trunk Line, Revenue Bonds (Series
                 2001A), 5.50% (U.S. Treasury PRF 11/1/2011 @
                 100), 11/1/2018                                        1,090,880
   3,000,000     Michigan State, Refunding UT GO Bonds, 5.00%,
                 12/1/2007                                              3,096,750
   1,250,000     Milan, MI Area Schools, UT GO Bonds (Series
                 2000A), 5.75% (U.S. Treasury PRF 5/1/2010 @
                 100)/(Original Issue Yield: 5.86%), 5/1/2020           1,364,625
    300,000      Montague, MI Public School District, UT GO Bonds,
                 5.125% (FSA INS), 5/1/2006                              302,370
    300,000      Montague, MI Public School District, UT GO Bonds,
                 5.125% (U.S. Treasury PRF 5/1/2006 @ 100),
                 5/1/2008                                                302,481
   2,000,000     Mount Clemens, MI Community School District,
                 Refunding UT GO Bonds, 5.00% (FSA INS), 5/1/2014       2,156,840
   1,200,000     Newaygo, MI Public Schools, UT GO Bonds, 5.50%
                 (U.S. Treasury PRF 5/1/2010 @ 100), 5/1/2014           1,297,860
   1,350,000     North Branch, MI Area Schools, UT GO School
                 Building and Site Bonds, 5.00% (MBIA Insurance
                 Corp. INS), 5/1/2017                                   1,444,649
    500,000      Northville, MI Public School District, Refunding
                 UT GO Bonds, 5.00% (U.S. Treasury PRF 5/1/2007 @
                 100)/(Original Issue Yield: 5.05%), 5/1/2010            511,905
   1,765,000     Oakland County, MI EDC, LO Revenue Bonds (Series
                 1997), 5.50% (Lutheran Social Services of
                 Michigan)/(U.S. Treasury PRF 6/1/2007 @ 102),
                 6/1/2014                                               1,855,562
   1,250,000     Orchard View, MI Schools, School Building & Site
                 Bonds (Series 2003), 5.00% (Q-SBLF GTD), 5/1/2010      1,324,650
   1,000,000     Paw Paw, MI Public School District, School
                 Building & Site UT GO Bonds, 5.50% (U.S. Treasury
                 PRF 5/1/2010 @ 100)/(Original Issue Yield:
                 5.60%), 5/1/2020                                       1,081,550
    275,000      Pewamo Westphalia, MI Community School District,
                 UT GO Bonds, 5.00% (FGIC INS), 5/1/2006                 277,120
   1,000,000     Pinckney, MI Community Schools, Refunding UT GO
                 Bonds, 5.00% (FSA INS), 5/1/2016                       1,067,540
   1,100,000     Plymouth-Canton, MI Community School District,
                 Refunding UT GO Bonds, 4.50% (FGIC INS)/(Original
                 Issue Yield: 4.55%), 5/1/2012                          1,120,724
    500,000      Portage, MI Public Schools, UT GO Refunding
                 Bonds, 4.35% (FSA INS)/(Original Issue Yield:
                 4.47%), 5/1/2011                                        512,030
    500,000      Portage, MI Public Schools, UT GO Refunding
                 Bonds, 4.45% (FSA INS)/(Original Issue Yield:
                 4.57%), 5/1/2012                                        512,010
   1,000,000     Rochester, MI Community School District, UT GO
                 Bonds, 5.50% (MBIA Insurance Corp. INS), 5/1/2006      1,009,450
   2,775,000     Rockford, MI Public Schools, Refunding UT GO
                 Bonds, 5.00% (FSA INS), 5/1/2016                       2,980,766
   1,170,000     Romulus, MI Community Schools, UT GO Bonds, 6.00%
                 (U.S. Treasury PRF 5/1/2009 @ 100), 5/1/2011           1,266,127
   1,500,000     Roseville, MI School District, UT GO Bonds, 4.45%
                 (FSA INS), 5/1/2006                                    1,507,680
   2,000,000     Royal Oak City, MI School District, School
                 Building & Site UT GO Bonds, 5.00% (MBIA
                 Insurance Corp. INS), 5/1/2015                         2,157,580
   1,000,000     Saginaw, MI Hospital Finance Authority, Hospital
                 Revenue Refunding Bonds (Series 2004G), 5.00%
                 (Covenant Medical Center, Inc.), 7/1/2017              1,033,090
   1,500,000     Saginaw, MI Hospital Finance Authority, Refunding
                 Revenue Bonds (Series 1999E), 5.625% (Covenant
                 Medical Center, Inc.)/(MBIA Insurance Corp. INS),
                 7/1/2013                                               1,608,450
   5,000,000     Saginaw, MI Hospital Finance Authority, Revenue
                 Bonds, (Series F), 6.50% (Covenant Medical
                 Center, Inc.)/(Original Issue Yield: 6.645%),
                 7/1/2030                                               5,402,200
   2,000,000     Saline, MI Area Schools, UT GO Bonds (Series
                 2000A), 5.75% (U.S. Treasury PRF 5/1/2010 @ 100),
                 5/1/2018                                               2,183,400
   1,000,000     Sault Ste Marie, MI Area Public Schools, UT GO
                 Bonds, 5.375% (U.S. Treasury PRF 5/1/2009 @
                 100)/(Original Issue Yield: 5.65%), 5/1/2019           1,062,490
    675,000      South Lyon, MI Community School District, UT GO
                 Bonds, (Series A), 5.75% (U.S. Treasury PRF
                 5/1/2010 @ 100)/(Original Issue Yield: 5.85%),
                 5/1/2019                                                736,898
   1,165,000     South Lyon, MI Community School District, UT GO
                 Bonds, (Series II), 5.25% (MBIA Insurance Corp.
                 INS), 5/1/2016                                         1,264,293
   1,005,000     South Redford, MI School District, School
                 Building & Site UT GO Bonds, 5.00% (MBIA
                 Insurance Corp. INS), 5/1/2015                         1,084,184
   1,675,000     Southfield, MI Public Schools, UT GO School
                 Building and Site Bonds (Series B), 5.00% (FSA
                 INS), 5/1/2012                                         1,798,850
   1,130,000     Taylor, MI Building Authority, Refunding LT GO
                 Bonds, 5.00% (MBIA Insurance Corp. INS), 12/1/2015     1,222,118
   1,250,000     Trenton, MI Building Authority, LT GO Bonds,
                 5.625% (AMBAC INS)/(Original Issue Yield: 5.73%),
                 10/1/2021                                              1,376,863
    170,000      Troy, MI City School District, Refunding UT GO
                 Bonds, 4.75% (Q-SBLF GTD)/(Original Issue Yield:
                 4.80%), 5/1/2008                                        173,036
    830,000      Troy, MI City School District, UT GO Bonds, 4.75%
                 (U.S. Treasury PRF 5/1/2007 @ 100)/(Original
                 Issue Yield: 4.80%), 5/1/2008                           846,907
   1,000,000     University of Michigan, Revenue Refunding Bonds,
                 (Series A-1), 5.25% (University of Michigan
                 Health System), 12/1/2009                              1,046,900
   1,000,000     Utica, MI Community Schools, UT GO Bonds, 5.00%
                 (Q-SBLF GTD), 5/1/2016                                 1,065,180
   1,000,000     Utica, MI Community Schools, UT GO School
                 Building & Site Refunding Bonds, 5.50% (Q-SBLF
                 GTD), 5/1/2016                                         1,095,880
    500,000      Walled Lake, MI Consolidated School District,
                 School Building & Site UT GO Bonds, 5.00% (MBIA
                 Insurance Corp. INS), 5/1/2012                          536,970
   1,200,000     Washtenaw Community College, MI, UT GO Bonds,
                 (Series A), 4.90% (Original Issue Yield: 4.90%),
                 4/1/2006                                               1,206,624
   1,450,000     Waterford, MI School District, UT GO Refunding
                 Bonds, 4.85% (Q-SBLF GTD)/(Original Issue Yield:
                 4.90%), 6/1/2010                                       1,460,774
   1,000,000     Waverly, MI Community Schools, School Building
                 and Site UT GO Bonds (Series 2000), 5.75% (U.S.
                 Treasury PRF 5/1/2010 @ 100), 5/1/2015                 1,091,700
   1,000,000     Wayne County, MI Building Authority, LT GO
                 Capital Improvement Bonds, 5.35% (MBIA Insurance
                 Corp. INS)/(Original Issue Yield: 5.40%), 6/1/2009     1,030,090
   2,000,000     Wayne Westland Community Schools, MI, UT GO
                 Refunding Bonds, 5.00% (FSA INS), 5/1/2014             2,156,840
   1,775,000     West Bloomfield, MI School District, Refunding UT
                 GO Bonds, 5.50% (U.S. Treasury PRF 5/1/2011 @
                 100), 5/1/2015                                         1,939,188
    900,000      West Bloomfield, MI School District, UT GO Bonds,
                 5.70% (U.S. Treasury PRF 5/1/2010 @
                 100)/(Original Issue Yield: 5.75%), 5/1/2014            980,703
   1,000,000     West Branch Rose City, MI Area School District,
                 UT GO Bonds, 5.50% (U.S. Treasury PRF 5/1/2009 @
                 100)/(Original Issue Yield: 5.60%), 5/1/2017           1,066,490
   1,025,000     Whitehall, MI District Schools, UT GO Bonds,
                 5.50% (Q-SBLF GTD), 5/1/2016                           1,126,127
   1,080,000     Wyandotte, MI Electric Authority, Revenue
                 Refunding Bonds, 6.25% (MBIA Insurance Corp.
                 INS)/(Original Issue Yield: 6.55%), 10/1/2008          1,134,205
                 Total MUNICIPAL BONDS
                 (IDENTIFIED COST $202,223,366)                        209,150,058
                           Short-Term Municipals--0.2%
                 Michigan--0.1%
    300,000      Michigan State Hospital Finance Authority,
                 (Series 1999 A) Weekly VRDNs (Covenant Retirement
                 Communities, Inc.)/(LaSalle Bank, N.A. LOC),
                 3.050%, 12/1/2005                                       300,000
                 Puerto Rico--0.1%
    100,000      Puerto Rico Government Development Bank (GDB)
                 Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit
                 Suisse, Zurich LIQ), 2.850%, 12/7/2005                  100,000
                 Total Short-Term Municipals
                 (AT AMORTIZED COST)                                     400,000
                 Total municipal Investments -
                 100.4%
                 (identified cost $202,623,366)(1)                     209,550,058
                 other assets and liabilities - net - (0.4)%            (731,417)
                 total net assets - 100%                           $   208,818,641
       Securities subject to the federal alternative minimum tax (AMT) represent
       3.5% of the Fund's portfolio as calculated based upon total portfolio market value.
  1    The cost of investments for federal tax purposes was $202,623,366. The net unrealized appreciation of investments for federal tax purposes was
       $6,926,692. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,520,453 and net unrealized depreciation from investments for those securities having an excess of cost over value of $593,761.

        Note: The categories of investments are shown as a percentage of total net assets at November 30, 2005.
                                   Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant.
The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.





                The following acronyms are used throughout this portfolio:
   AMBAC          --American Municipal Bond Assurance Corporation
    COL                          --Collateralized
    EDC                  --Economic Development Commission
   FGIC               --Financial Guaranty Insurance Company
    FSA                   --Financial Security Assurance
   GNMA             --Government National Mortgage Association
    GO                         --General Obligation
    GTD                            --Guaranteed
    INS                              --Insured
    LIQ                        --Liquidity Agreement
    LO                         --Limited Obligation
    LOC                         --Letter of Credit
    LT                             --Limited Tax
    MFH                       --Multi-Family Housing
    PCR                     --Pollution Control Revenue
    PRF                            --Prerefunded
  Q-SBLF                 --Qualified State Bond Loan Fund
    SFM                      --Single Family Mortgage
   TOBs                        --Tender Option Bonds
    UT                            --Unlimited Tax
   VRDNs                   --Variable Rate Demand Notes













Federated New York Municipal Income Fund
Portfolio of Investments
November 30, 2005 (unaudited)

   Principal
   Amount                                                          Value
                             Municipal bonds--97.3%
                                 New York--93.8%
$  500,000          Albany County, NY IDA, IDRBs (Series
                    2004A), 5.375% (Albany College of
                    Pharmacy), 12/1/2024                    $      516,020
   500,000          Albany, NY IDA, Civic Facility
                    Revenue Bonds, (Series A), 5.75% (Albany Law School)/(Radian
                    Asset Assurance INS)/(Original Issue Yield:
                    5.83%), 10/1/2030                              535,715
   500,000          Amherst, NY IDA, Civic Facility Revenue Bonds (Series
                    2000B), 5.75% (UBF Faculty-Student Housing Corp.)/(AMBAC
                              INS)/(Original Issue
                    Yield: 5.82%), 8/1/2025                        550,125
   500,000          Broome County, NY IDA, Civic Facility
                    Revenue Bonds (Series 2004B), 5.00%
                           (University Plaza-Phase II
                           )/(American Capital Access
                       INS)/(Original Issue Yield: 5.05%),
                    8/1/2025                                       504,695
   295,000          Dutchess County, NY IDA, Refunding
                    Revenue Bonds (Series 2004A), 7.50%
                    (St. Francis Hospital and Health
                    Centers), 3/1/2029                             320,886
   785,000          Dutchess County, NY IDA, Revenue
                              Bonds, 5.00% (Marist
                    College)/(Original Issue Yield:
                    5.15%), 7/1/2020                               806,148
   500,000          East Rochester, NY Housing Authority,
                    Revenue Bonds (Series 2002A), 5.375%
                    (Rochester St. Mary's Residence
                    Facility LLC)/(GNMA GTD), 12/20/2022           534,640
   500,000          Essex County, NY IDA, Solid Waste
                    Disposal Revenue Bonds (Series A),
                    5.80% (International Paper Co.),
                    12/1/2019                                      509,535
   750,000          Hempstead Town, NY IDA, Civic
                    Facility Revenue Bonds, 5.00%
                    (Adelphi University), 10/1/2035                763,665
   500,000          Hempstead Town, NY IDA, Civic
                    Facility Revenue Bonds, 5.00%
                    (Hofstra University)/(Original Issue
                    Yield: 5.10%), 7/1/2033                        507,545
   220,000          Islip, NY Resource Recovery Agency,
                    Resource Recovery Revenue Bonds
                    (Series 2001E), 5.75% (FSA INS),
                    7/1/2023                                       241,476
   500,000          Livingston County, NY IDA, Civic
                    Facility Revenue Bonds (Series 2005),
                    6.00% (Nicholas H. Noyes Memorial
                    Hospital Civic Facility), 7/1/2030             522,740
   1,000,000        Long Island Power Authority, NY,
                    Electric System General Revenue Bonds
                    (Series 2003B), 5.25%, 12/1/2014               1,087,260
   500,000          Madison County, NY IDA, Civic
                    Facility Revenue Bonds (Series
                    2003A), 5.00% (Colgate University),
                    7/1/2023                                       519,970
   320,000          Madison County, NY IDA, Civic
                    Facility Revenue Bonds (Series
                    2005A), 5.00% (Morrisville State
                    College Foundation)/(CDC IXIS
                    Financial Guaranty N.A. INS), 6/1/2028         332,867
   500,000          Monroe County, NY IDA, Civic Center
                    Revenue Bonds, 5.25% (St. John Fisher
                    College)/(Radian Asset Assurance
                    INS)/(Original Issue Yield: 5.25%),
                    6/1/2026                                       524,790
   500,000          Monroe County, NY IDA, Civic Facility
                    Revenue Bond, 5.25% (Nazareth
                    College)/(MBIA Insurance Corp. INS),
                    10/1/2021                                      537,510
   165,000          Nassau County, NY IDA, Civic Facility
                    Refunding Revenue Bonds (Series
                    2001B) , 5.875% (North Shore-Long
                    Island Jewish Obligated
                    Group)/(Original Issue Yield: 5.92%),
                    11/1/2011                                      176,182
   500,000          Nassau County, NY IDA, IDRBs (Series 2003A), 5.25%
                    (Keyspan-Glenwood Energy Center LLC)/(KeySpan Corp.
                    GTD), 6/1/2027                                 512,610
   500,000          New York City, NY IDA, (Series 1995)
                    Civic Facility Revenue Bonds, 6.30%
                    (College of New Rochelle)/(Original
                    Issue Yield: 6.45%), 9/1/2015                  510,685
   250,000          New York City, NY IDA, Civic
                    Facilities Revenue Bonds, 5.375% (New
                    York University)/(AMBAC INS), 7/1/2017         269,707
   400,000          New York City, NY IDA, Civic Facility
                    Revenue Bonds (Series 2001A), 6.375%
                    (Staten Island University Hospital),
                    7/1/2031                                       406,084
   300,000          New York City, NY IDA, Civic Facility
                    Revenue Bonds (Series 2002A), 5.375%
                    (Lycee Francais de New York
                    Project)/(American Capital Access
                    INS)/(Original Issue Yield: 5.43%),
                    6/1/2023                                       310,155
   200,000          New York City, NY IDA, Civic Facility
                    Revenue Bonds (Series 2002C), 6.45%
                    (Staten Island University Hospital),
                    7/1/2032                                       205,418
   1,000,000        New York City, NY IDA, Civic Facility
                    Revenue Bonds (Series 2003), 5.00%
                    (Roundabout Theatre Co.,
                    Inc.)/(American Capital Access INS),
                    10/1/2023                                      1,009,290
   275,000          New York City, NY IDA, Civic Facility
                    Revenue Bonds, 7.00% (Mt. St. Vincent
                    College, NY), 5/1/2008                         276,900
   400,000    (1)    New York City, NY IDA, Liberty
                    Revenue Bonds (Series A), 6.25% (7
                    World Trade Center LLC), 3/1/2015              418,664
   500,000          New York City, NY IDA, Special
                    Airport Facility Revenue Bonds (Series 2001A), 5.50% (Airis
                    JFK I LLC Project at JFK International)/(Original Issue
                    Yield:
                    5.65%), 7/1/2028                               501,760
   500,000          New York City, NY IDA, Special
                    Facilities Revenue Bonds, 5.25%
                    (British Airways), 12/1/2032                   424,125
   300,000          New York City, NY IDA, Special
                    Facilities Revenue Bonds, 5.50%
                    (Terminal One Group Association),
                    1/1/2024                                       316,254
   500,000          New York City, NY Municipal Water
                    Finance Authority, Crossover
                    Refunding Revenue Bonds (Series
                    2002B), 5.00% (Original Issue Yield:
                    5.14%), 6/15/2026                              512,255
   500,000          New York City, NY Transitional
                    Finance Authority, Future Tax Secured
                    Bonds (2003 Series C), 5.25% (AMBAC
                    INS), 8/1/2022                                 537,635
   500,000          New York City, NY, UT GO Bonds
                    (Fiscal 2005 Series C), 5.25%,
                    8/15/2025                                      528,030
   515,000          New York City, NY, UT GO Bonds
                    (Series 2002C), 5.50%, 3/15/2015               552,441
   500,000          New York City, NY, UT GO Bonds
                    (Series 2003J), 5.50%, 6/1/2023                535,975
   1,000,000        New York Convention Center
                    Development Corp., Hotel Unit Fee
                    Secured Revenue Bonds (Series 2005),
                    5.00% (AMBAC INS), 11/15/2035                  1,037,720
   500,000          New York Counties Tobacco Trust III,
                    Revenue Bonds, 5.75% (Original Issue
                    Yield: 5.93%), 6/1/2033                        518,945
   700,000          New York Liberty Development Corp.,
                    Revenue Bonds (Series 2005), 5.25%
                    (Goldman Sachs Group, Inc.), 10/1/2035         771,582
   500,000          New York State Dormitory Authority,
                    Court Facilities Lease Revenue Bonds
                    (Series 2003A), 5.375% (New York
                    City, NY)/(U.S. Treasury PRF
                    5/15/2013 @100)/(Original Issue
                    Yield: 4.60%), 5/15/2023                       553,455
   500,000          New York State Dormitory Authority,
                    Education Facilities Revenue Bonds
                    (Series 2002A), 5.125% (State
                          University of New York)/(U.S.
                    Treasury PRF 5/15/2012
                    @101)/(Original Issue Yield: 4.94%),
                    5/15/2021                                      546,195
   500,000          New York State Dormitory Authority,
                    FHA-INS Mortgage Nursing Home Revenue
                      Bonds (Series 2001), 6.10% (Norwegian
                    Christian Home and Health
                    Center)/(FHA and MBIA Insurance Corp.
                    INS), 8/1/2041                                 557,140
   1,000,000        New York State Dormitory Authority,
                    INS Revenue Bonds (Series 1999),
                    6.00% (Pratt Institute)/(Radian Asset
                    Assurance INS), 7/1/2020                       1,087,550
   500,000          New York State Dormitory Authority,
                    INS Revenue Bonds (Series 2005),
                    5.125% (Providence Rest
                    Home)/(American Capital Access INS),
                    7/1/2030                                       509,845
   750,000          New York State Dormitory Authority,
                    Revenue Bonds (2003 Series 1), 5.00%
                    (Memorial Sloan-Kettering Cancer
                    Center)/(MBIA Insurance Corp. INS),
                    7/1/2022                                       789,953
   500,000    (2)   New York State Dormitory Authority,
                    Revenue Bonds (Series 1993A), 5.75%
                    (City University of New York)/(FSA
                    INS)/(Original Issue Yield: 6.05%),
                    7/1/2018                                       568,890
   500,000          New York State Dormitory Authority,
                    Revenue Bonds (Series 2002), 5.00%
                    (Fordham University)/(FGIC INS),
                    7/1/2022                                       523,610
   750,000          New York State Dormitory Authority,
                    Revenue Bonds (Series 2003), 5.00%
                    (Kateri Residence )/(Allied Irish
                    Banks PLC LOC), 7/1/2022                       777,015
   250,000          New York State Dormitory Authority,
                    Revenue Bonds (Series 2003), 5.375%
                    (North Shore-Long Island Jewish
                    Obligated Group)/(Original Issue
                    Yield: 5.48%), 5/1/2023                        260,378
   500,000          New York State Dormitory Authority,
                    Revenue Bonds (Series 2003A), 5.50%
                    (Brooklyn Law School)/(Radian Asset
                    Assurance INS), 7/1/2018                       541,665
   750,000          New York State Dormitory Authority,
                    Revenue Bonds (Series 2003A), 5.50% (Winthrop-University
                    Hospital Association)/(Original Issue Yield:
                    5.70%), 7/1/2023                               786,660
   500,000          New York State Dormitory Authority,
                    Revenue Bonds (Series 2004), 5.25%
                    (New York Methodist Hospital),
                    7/1/2024                                       523,720
   250,000          New York State Dormitory Authority,
                    Revenue Bonds (Series 2004A), 5.25%
                    (University of Rochester, NY),
                    7/1/2024                                       265,967
   500,000          New York State Dormitory Authority,
                    Revenue Bonds (Series 2005), 5.00%
                    (Rochester General Hospital)/(Radian
                    Asset Assurance INS), 12/1/2025                517,920
   400,000          New York State Dormitory Authority,
                    Revenue Bonds (Series 2005), 5.00%
                    (Rochester General Hospital)/(Radian
                    Asset Assurance INS), 12/1/2035                409,488
   500,000          New York State Dormitory Authority,
                    Revenue Bonds (Series 2005C), 5.50%
                    (Mt. Sinai NYU Health Obligated
                    Group), 7/1/2026                               505,910
   1,000,000        New York State Dormitory Authority,
                    Revenue Bonds (Series 2005F), 5.00%
                    (New York State Personal Income Tax
                    Revenue Bond Fund)/(AMBAC INS),
                    3/15/2025                                      1,047,240
   250,000          New York State Dormitory Authority,
                    Revenue Bonds, 5.00% (Manhattan
                    College)/(Radian Asset Assurance
                    INS)/(Original Issue Yield: 5.30%),
                    7/1/2020                                       259,978
   500,000          New York State Dormitory Authority,
                    Revenue Bonds, 5.10% (Catholic Health
                    Services of Long Island)/(Original
                    Issue Yield: 5.19%), 7/1/2034                  502,845
   500,000          New York State Dormitory Authority,
                    Revenue Bonds, 5.25% (Cansius
                    College)/(MBIA Insurance Corp.
                    INS)/(Original Issue Yield: 5.28%),
                    7/1/2030                                       530,510
   400,000          New York State Environmental
                    Facilities Corp. State Clean Water
                    and Drinking Water, Revenue Bonds
                    (Series 2002B), 5.00% (Original Issue
                    Yield: 5.07%), 6/15/2022                       420,748
   500,000          New York State Environmental
                    Facilities Corp., Revenue Bonds
                    (Series 2002A), 5.25% (New York State
                    Personal Income Tax Revenue Bond
                    Fund)/(FGIC INS), 1/1/2021                     537,580
   500,000          New York State Environmental
                    Facilities Corp., Solid Waste
                    Disposal Revenue Bonds (Series
                    2004A), 4.45% TOBs (Waste Management,
                    Inc.), Mandatory Tender 7/1/2009               506,100
   900,000          New York State Environmental
                    Facilities Corp., Water Facilities
                    Revenue Refunding Bonds (Series A),
                    6.30% (Spring Valley Water Co.,
                    NY)/(AMBAC INS), 8/1/2024                      929,898
   500,000          New York State HFA, Revenue Bonds
                    (Series 2003A), 5.25% (New York State
                    Personal Income Tax Revenue Bond
                    Fund), 3/15/2021                               532,490
   5,000            New York State HFA, Service Contract
                    Obligation Revenue Bonds (Series 1995
                    A), 6.375%, 9/15/2015                          5,111
   840,000          New York State Medical Care
                           Facilities Finance Agency,
                       FHA-Mortgage Revenue Bonds (Series
                          A), 6.50% (Lockport Memorial
                    Hospital, NY)/(FHA GTD), 2/15/2035             858,631
   500,000          New York State Power Authority,
                    Revenue Bonds (Series 2002A), 5.00%,
                    11/15/2021                                     523,050
   1,000,000  (1)    New York State Thruway Authority,
                    Drivers (Series 1069), 9.9408% (New
                    York State Thruway Authority-Highway
                    & Bridge Trust Fund)/(AMBAC INS),
                    4/1/2013                                       1,251,790
   750,000          New York State Urban Development
                    Corp., Revenue Bonds (Series 2003B),
                    5.25% (New York State Personal Income
                    Tax Revenue Bond Fund), 3/15/2019              823,208
   500,000          New York State Urban Development
                    Corp., Subordinated Lien Revenue
                    Bonds (Series 2004A), 5.125% (Empire
                    State Development Corp.), 1/1/2022             525,485
   500,000          Niagara County, NY IDA, Solid Waste
                    Disposal Facility Revenue Refunding
                    Bonds (Series 2001D), 5.55% TOBs
                    (American Ref-Fuel Co. of Niagara,
                    L.P. Facility), Mandatory Tender
                    11/15/2015                                     522,400
   400,000          Niagara Falls, NY City School
                    District, COPs (Series 1998), 5.375%
                    (U.S. Treasury PRF 11/15/2015
                    @100)/(Original Issue Yield: 5.42%),
                    6/15/2028                                      422,816
   500,000          Port Authority of New York and New
                    Jersey, Revenue Bonds (128th Series),
                    5.00% (FSA INS), 11/1/2019                     528,620
   500,000          Schenectady, NY, Bond Anticipation
                    Renewal Notes (Series 2005), 5.25%
                    BANs, 5/26/2006                                498,830
   250,000          Schenectady, NY, (Series 2004), 5.90%
                    TANs, 12/30/2005                               249,875
   500,000          Suffolk County, NY IDA, IDRBs (Series
                    1998), 5.50% (Nissequogue Cogen
                    Partners Facility)/(Original Issue
                    Yield: 5.528%), 1/1/2023                       493,220
   440,000          Tompkins County, NY IDA, Continuing
                    Care Retirement Community Revenue
                    Bonds (Series 2003A), 5.375% (Kendal
                    at Ithaca, Inc.)/(Original Issue
                    Yield: 5.50%), 7/1/2018                        447,669
   500,000          United Nations, NY Development Corp.,
                    Senior Lien Refunding Revenue Bonds
                    (Series 2004A), 5.25%, 7/1/2022                516,065
   300,000          Utica, NY Industrial Development
                    Agency Civic Facility, Revenue Bonds
                    (Series 2004A), 6.875% (Utica
                    College), 12/1/2024                            319,251
   500,000          Westchester County, NY IDA, Civic
                    Facility Revenue Bonds (Series 2001),
                    5.20% (Windward School)/(Radian Asset
                    Assurance INS)/(Original Issue Yield:
                    5.21%), 10/1/2021                              521,170
   175,000          Westchester County, NY IDA,
                    Continuing Care Retirement Mortgage
                    Revenue Bonds (Series 2003A), 6.375%
                    (Kendal on Hudson )/(Original Issue
                    Yield: 6.55%), 1/1/2024                        185,719
   500,000          Yonkers, NY IDA, Civic Facility
                    Revenue Bonds (Series 2001B), 7.125%
                    (St. John's Riverside Hospital),
                    7/1/2031                                       516,595
   1,000,000        Yonkers, NY IDA, Revenue Bonds, 5.25%
                    (Monastery Manor Association LP)/(New
                    York State Mortgage Agency GTD),
                    4/1/2037                                       1,036,450
                        Total                                      44,886,709
                                Puerto Rico--3.5%
   500,000    (1)    Puerto Rico Electric Power
                    Authority, Drivers (Series 266),
                    7.6392% (FSA INS), 7/1/2015                    624,785
   500,000          Puerto Rico Highway and
                    Transportation Authority,
                    Transportation Revenue Bonds (Series
                    G), 5.00% (Original Issue Yield:
                    5.10%), 7/1/2033                               497,015
   135,000          Puerto Rico Public Building
                    Authority, Revenue Bonds (Series
                    2002D), 5.25% (Commonwealth of Puerto
                    Rico GTD)/(Original Issue Yield:
                    5.40%), 7/1/2027                               138,160
   365,000          Puerto Rico Public Building
                    Authority, Revenue Bonds (Series
                    2002D), 5.25% (U.S. Treasury PRF
                    7/1/2012 @100 )/(Original Issue
                    Yield: 5.40%), 7/1/2027                        394,134
                        Total                                      1,654,094
                        Total Municipal bonds
                        (identified cost $45,415,429)              46,540,803
                           Short-Term Municipal--0.2%
                                Puerto Rico--0.2%
   100,000          Puerto Rico Government Development
                    Bank (GDB) Weekly VRDNs (MBIA
                    Insurance Corp. INS)/(Credit Suisse,
                    Zurich LIQ), 2.850%, 12/7/2005
                    (AT AMORTIZED COST)                            100,000
                        Total MUNICIPAL Investments -
                    97.5%
                        (identified cost $45,515,429)(3)           46,640,803
                        OTHER ASSETS AND LIABILITIES -
                    2.5%                                           1,206,980
                        Total NET ASSETS -- 100%            $      47,847,783

       Securities that are subject to the federal alternative minimum tax (AMT) represent 11.7% of the Fund's portfolio as calculated based upon total portfolio market value.


1      Denotes a restricted security, including securities purchased under Rule
       144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At November 30, 2005, these securities amounted to $2,295,239 which represents 4.8% of total net assets.
       Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at November 30, 2005 is as follows:
            Security Name         Acquisition Date        Acquisition Cost
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       New York City, NY IDA,         3/15/2005               $400,000
        Liberty Revenue Bonds
        (Series A), 6.25% (7
         World Trade Center
           LLC), 3/1/2015
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
2      Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts. At November 30,
       2005, the fund had the following open futures contracts.
         Contracts      Number of    Notional Value  Expiration  Unrealized
                        Contracts                      Date     Appreciation
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       U.S. Treasury       25         $(2,713,281)   March         $3,412
        Note 10-Year                                   2006
          Futures
       ------------------------------------------------------------------------
3      At November 30, 2005, the cost of investments for federal tax purposes was $45,511,948. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation from futures and swaps contracts was $1,128,855. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,348,084 and net unrealized depreciation from investments for those securities having an excess of cost over value of
       $219,229.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2005.

Investment Valuation
Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit-quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant.
The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
BANs        --Bond Anticipation Notes
COPs        --Certificates of Participation
FGIC        --Financial Guaranty Insurance Company
FHA         --Federal Housing Administration
FSA         --Financial Security Assurance
GNMA        --Government National Mortgage Association
GO          --General Obligation
GTD         --Guaranteed
HFA         --Housing Finance Authority
IDA         --Industrial Development Authority
IDRBs       --Industrial Development Revenue Bonds
INS         --Insured
LIQ         --Liquidity Agreement
LOC(s)      --Letter of Credit(s)
PRF         --Prerefunded
TANs        --Tax Anticipation Notes
TOBs        --Tender Option Bonds
UT          --Unlimited Tax
VRDNs       --Variable Rate Demand Notes































Federated North Carolina Municipal Income Fund
Portfolio of Investments
November 30, 2005 (unaudited)


   Principal
   Amount                                                                           Value
                             MUNICIPAL BONDS--97.3%
                              North Carolina--88.9%
$  1,190,000             Appalachian State University, NC, Parking
                         System Revenue Bonds, 5.625% (FSA
                         INS)/(Original Issue Yield: 5.65%), 7/15/2025     $        1,307,739
   930,000               Asheville, NC, Housing Authority, MFH Revenue
                         Bonds, 5.625% TOBs (Oak Knoll Apartments
                         Project)/(FNMA GTD) 9/1/2021                               976,565
   500,000               Broad River, NC, Water Authority, Water
                         System Revenue Bonds (Series 2000), 5.375%
                         (U.S. Treasury PRF 6/1/2010 @ 101)/(Original
                         Issue Yield: 5.55%), 6/1/2026                              543,280
   500,000               Cabarrus County, NC, COPs (Series 2002),
                         5.25%, 2/1/2018                                            529,640
   2,000,000             Charlotte, NC, Airport, Revenue Bonds,
                         (Series B), 5.875% (MBIA Insurance Corp.
                         INS)/(Original Issue Yield: 5.95%), 7/1/2019               2,138,980
   1,000,000             Charlotte, NC, COPs, 5.50% (Charlotte
                         Convention Facilities)/(U.S. Treasury PRF
                         12/1/2010 @ 101)/(Original Issue Yield:
                         5.70%), 12/1/2020                                          1,098,110
   1,000,000             Charlotte, NC, Refunding COPs, 5.00%
                         (Charlotte Convention Facilities), 12/1/2025               1,035,840
   500,000               Columbus County, NC, Industrial Facilities &
                         PCFA, Revenue Bonds (Series 1996A), 5.85%
                         (International Paper Co.), 12/1/2020                       514,645
   1,000,000             Cumberland County, NC, UT GO Bonds, 5.70%
                         (U.S. Treasury PRF 3/1/2010 @ 102)/(Original
                         Issue Yield: 5.78%), 3/1/2017                              1,103,930
   1,000,000             Fayetteville, NC, Public Works Commission,
                         Revenue Bonds (Series 1999), 5.70% (U.S.
                         Treasury PRF 3/1/2010 @ 101)/(Original Issue
                         Yield: 5.79%), 3/1/2019                                    1,095,300
   1,000,000             Forsyth County, NC, COPs, 5.375% (U.S.
                         Treasury PRF 10/1/2011 @ 101), 10/1/2022                   1,099,370
   500,000               Gaston County, NC, Industrial Facilities and
                         PCFA, Exempt Facilities Revenue Bonds, 5.75%
                         (National Gypsum Co.), 8/1/2035                            519,545
   900,000               Gastonia, NC, Combined Utilities System,
                         Water & Sewer Revenue Bonds, 5.625% (MBIA
                         Insurance Corp. INS)/(Original Issue Yield:
                         5.85%), 5/1/2019                                           985,680
   750,000               Harnett County, NC, COPs, 5.50% (FSA INS),
                         12/1/2015                                                  817,777
   1,000,000             Haywood County, NC, Industrial Facilities &
                         PCFA, Revenue Refunding Bonds, 6.40%
                         (Champion International Corp.)/(Original
                         Issue Yield: 6.42%), 11/1/2024                             1,052,540
   1,000,000             High Point, NC, Public Improvement UT GO
                         Bonds (Series 2000B), 5.50% (Original Issue
                         Yield: 5.67%), 6/1/2018                                    1,100,290
   500,000               North Carolina Capital Facilities Finance
                         Agency, Revenue Bonds (Series 2005A), 5.00%
                         (Duke University), 10/1/2041                               513,060
   500,000               North Carolina Eastern Municipal Power
                         Agency, Power System Refunding Revenue Bonds
                         (Series 2003C), 5.375% (Original Issue Yield:
                         5.57%), 1/1/2017                                           529,225
   500,000               North Carolina Eastern Municipal Power
                         Agency, Power System Revenue Bonds (Series
                         1999D), 6.70%, 1/1/2019                                    549,990
   860,000               North Carolina HFA, Home Ownership Revenue
                         Bonds (Series 5-A), 5.55%, 1/1/2019                        884,656
   750,000               North Carolina HFA, Home Ownership Revenue
                         Bonds (Series 6-A), 6.10%, 1/1/2018                        779,108
   500,000               North Carolina Infrastructure Finance Corp.,
                         Capital Improvement Certificates of
                         Participation, 5.00% (North Carolina State),
                         2/1/2025                                                   516,685
   300,000               North Carolina Medical Care Commission, FHA
                         INS Mortgage Revenue Bonds (Series 2003),
                         5.375% (Betsy Johnson Regional Hospital)/(FSA
                         INS), 10/1/2024                                            325,605
   500,000               North Carolina Medical Care Commission,
                         Health Care Facilities First Mortgage Revenue
                         Bonds (Series 2001), 6.625% (Moravian Homes,
                         Inc.)/(Original Issue Yield: 7.00%), 4/1/2031              530,235
   500,000               North Carolina Medical Care Commission,
                         Health Care Facilities First Mortgage Revenue
                         Bonds, 6.25% (Arbor Acres
                         Community)/(Original Issue Yield: 6.40%),
                         3/1/2027                                                   520,160
   500,000               North Carolina Medical Care Commission,
                         Health Care Facilities First Mortgage Revenue
                         Bonds, 6.875% (Presbyterian Homes,
                         Inc.)/(Original Issue Yield: 7.00%), 10/1/2021             535,060
   500,000               North Carolina Medical Care Commission,
                         Health Care Facilities First Mortgage Revenue
                         Refunding Bonds (Series 2004A), 5.00%
                         (Deerfield Episcopal Retirement Community),
                         11/1/2023                                                  505,900
   1,000,000             North Carolina Medical Care Commission,
                         Health Care Facilities Revenue Bonds (Series
                         1999), 6.25% (Stanly Memorial Hospital
                         Project)/(Original Issue Yield: 6.40%),
                         10/1/2019                                                  1,067,020
   250,000               North Carolina Medical Care Commission,
                         Health Care Facilities Revenue Bonds (Series
                         2002A), 5.25% (Union Regional Medical
                         Center)/(Original Issue Yield: 5.33%),
                         1/1/2021                                                   259,000
   200,000               North Carolina Medical Care Commission,
                         Health Care Facilities Revenue Bonds (Series
                         2002A), 5.25% (Union Regional Medical
                         Center)/(Original Issue Yield: 5.38%),
                         1/1/2022                                                   206,664
   1,000,000             North Carolina Medical Care Commission,
                         Health Care Facilities Revenue Bonds (Series
                         2003A), 5.00% (Novant Health Obligated
                         Group), 11/1/2017                                          1,046,530
   1,205,000             North Carolina Medical Care Commission,
                         Health Care Facilities Revenue Bonds (Series
                         2004A), 5.25% (Cleveland Community
                         Healthcare)/(AMBAC INS), 7/1/2021                          1,288,205
   1,000,000             North Carolina Medical Care Commission,
                         Health Care Facilities Revenue Bonds (Series
                         2005A), 5.00% (Blue Ridge HealthCare
                         System)/(FGIC INS), 1/1/2033                               1,026,400
   1,230,000             North Carolina Medical Care Commission,
                         Health Care Facilities Revenue Bonds, 5.50%
                         (Hugh Chatham Memorial Hospital )/(Radian
                         Asset Assurance INS), 10/1/2019                            1,309,556
   625,000               North Carolina Medical Care Commission,
                         Health Care Facilities Revenue Bonds, 5.50%
                         (Scotland Memorial Hospital)/(Radian Asset
                         Assurance INS)/(Original Issue Yield:
                         5.593%), 10/1/2019                                         659,788
   400,000               North Carolina Medical Care Commission,
                         Health Care Housing Revenue Bonds (Series
                         2004A), 5.80% (Arc of North Carolina
                         Projects), 10/1/2034                                       410,672
   1,000,000             North Carolina Medical Care Commission,
                         Hospital Revenue Bonds (Series 2000), 5.50%
                         (Northeast Medical Center)/(AMBAC
                         INS)/(Original Issue Yield: 5.74%), 11/1/2025              1,077,970
   500,000               North Carolina Medical Care Commission,
                         Hospital Revenue Bonds (Series 2002A), 5.375%
                         (Southeastern Regional Medical
                         Center)/(Original Issue Yield: 5.48%),
                         6/1/2032                                                   513,970
   1,000,000             North Carolina Medical Care Commission,
                         Hospital Revenue Bonds, 6.125% (Southeastern
                         Regional Medical Center)/(Original Issue
                         Yield: 6.25%), 6/1/2019                                    1,071,420
   685,000               North Carolina Medical Care Commission,
                         Hospital Revenue Bonds, 5.50% (Maria Parham
                         Medical Center)/(Radian Asset Assurance INS),
                         10/1/2018                                                  730,237
   250,000               North Carolina Medical Care Commission,
                         Retirement Facilities First Mortgage Revenue
                         Bonds (Series 2002), 6.25% (Forest at
                         Duke)/(Original Issue Yield: 6.35%), 9/1/2021              263,818
   500,000               North Carolina Medical Care Commission,
                         Retirement Facilities First Mortgage Revenue
                         Bonds (Series 2003A), 6.375% (Givens
                         Estates)/(Original Issue Yield: 6.50%),
                         7/1/2023                                                   532,405
   550,000               North Carolina Medical Care Commission,
                         Retirement Facilities First Mortgage Revenue
                         Bonds (Series 2004C), 6.00% (Cypress
                         Glen)/(Original Issue Yield: 6.092%),
                         10/1/2033                                                  569,190
   500,000               North Carolina Medical Care Commission,
                         Retirement Facilities First Mortgage Revenue
                         Bonds (Series 2005A), 5.50% (United Methodist
                         Retirement Homes)/(Original Issue Yield:
                         5.55%), 10/1/2035                                          501,730
   1,000,000             North Carolina Municipal Power Agency No. 1,
                         Electric Revenue Bonds (Series 1999B), 6.50%
                         (Original Issue Yield: 6.73%), 1/1/2020                    1,094,120
   1,090,000             North Carolina Municipal Power Agency No. 1,
                         Electric Revenue Bonds, 10.50% (Escrowed In
                         Treasuries COL), 1/1/2010                                  1,249,314
   1,200,000             Northern Hospital District of Surry County,
                         NC, Health Care Facilities Revenue Refunding
                         Bonds (Series 2001), 5.10% (Northern Hospital
                         of Surry County)/(Radian Asset Assurance
                         INS)/(Original Issue Yield: 5.242%), 10/1/2021             1,230,816
   1,080,000             Onslow, NC, Water & Sewer Authority, Revenue
                         Bonds, 5.00% (XL Capital Assurance Inc. INS),
                         6/1/2025                                                   1,120,511
   1,200,000             Piedmont Triad Airport Authority, NC, Airport
                         Revenue Bonds (Series 1999A), 5.875% (FSA
                         INS)/(Original Issue Yield: 6.02%), 7/1/2019               1,308,372
   1,000,000             Pitt County, NC, COPs (Series 2000B), 5.50%
                         (FSA INS)/(Original Issue Yield: 5.63%),
                         4/1/2025                                                   1,071,040
   500,000        (1)    Pitt County, NC, Refunding Bonds, 5.25% (Pitt
                         County Memorial Hospital)/(Escrowed In
                         Treasuries COL)/(Original Issue Yield:
                         5.85%), 12/1/2021                                          523,865
   500,000               Raleigh & Durham, NC, Airport Authority,
                         Revenue Bonds (Series 2005A), 5.00% (AMBAC
                         INS), 5/1/2030                                             517,255
   1,500,000             Randolph County, NC, COPs (Series 2000),
                         5.60% (FSA INS)/(Original Issue Yield:
                         5.77%), 6/1/2018                                           1,619,985
   890,000               University of North Carolina System Pool,
                         Revenue Bonds (Series A), 5.25% (University
                         of North Carolina)/(AMBAC INS), 4/1/2021                   960,666
   500,000               Wilmington, NC, Water & Sewer System, Revenue
                         Bonds (Series 1999), 5.625% (FSA INS)/
                         (Original Issue Yield: 5.76%), 6/1/2018                    548,450
                         Total                                                      45,887,884
                                Puerto Rico--7.4%
   1,500,000      (2)    Puerto Rico Electric Power Authority, Drivers
                         (Series 266), 7.639% (FSA INS), 7/1/2015                   1,874,355
   500,000               Puerto Rico Highway and Transportation
                         Authority, Transportation Revenue Bonds
                         (Series G), 5.00% (Original Issue Yield:
                         5.10%), 7/1/2033                                           497,015
   395,000               Puerto Rico Industrial, Tourist, Educational,
                         Medical & Environmental Control Facilities
                         Financing Authority, Cogeneration Facility
                         Revenue Bonds (Series 2000A), 6.625% (AES
                         Puerto Rico Project)/(Original Issue Yield:
                         6.65%), 6/1/2026                                           424,913
   1,000,000             Puerto Rico Public Finance Corp.,
                         Commonwealth Appropriation Bonds (Series
                         2001E), 5.75% (U.S. Treasury PRF 2/1/2007 @
                         100)/(Original Issue Yield: 5.80%), 8/1/2030               1,028,770
                         Total                                                      3,825,053
                              Virgin Islands--1.0%
   500,000               University of the Virgin Islands, UT GO Bonds
                         (Series A), 5.375% (Original Issue Yield:
                         5.43%), 6/1/2034                                           519,780
                         Total MUNICIPAL BONDS (identified cost
                         $47,444,977) 50,232,717 Short-Term Municipals--0.2%
                              North Carolina--0.2%
   100,000               North Carolina Medical Care Commission,
                         (Series 2001A) Weekly VRDNs (Moses H. Cone
                         Memorial), 3.040%, 12/1/2005 (AT AMORTIZED
                         COST)                                                      100,000
                         Total municipal Investments -
                         97.5%
                                             (identified cost
                         $47,544,977)(3)                                            50,332,717
                         OTHER ASSETS AND LIABILITIES - NET - 2.5%                  1,287,596
                         TOTAL NET ASSETS - 100%                           $        51,620,313
           Securities that are subject to the federal alternative minimum tax
          (AMT) represent 14.5% of the Fund's portfolio as calculated based upon total portfolio market value.
  1        Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
  2       Denotes a restricted security, including securities purchased under Rule 144A of the
           Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At
          November                         30, 2005, these securities amounted
                                           to $1,874,355 which represents 3.6%
                                           of total net assets.
  3         The cost of investments for federal tax purposes amounts to $47,544,977. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation from futures contracts was $2,787,740. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,835,335 and net unrealized depreciation from investments for those securities having an excess of cost over value of $47,595.
Investment Valuation
Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant.
The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the
Board of Trustees.

Note:             The categories of investments are shown as a percentage of total net assets at November 30, 2005.

The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
COL         --Collateralized
COPs        --Certificates of Participation
FGIC        --Financial Guaranty Insurance Company
FHA         --Federal Housing Administration
FNMA        --Federal National Mortgage Association
FSA         --Financial Security Assurance
GO          --General Obligation
GTD         --Guaranteed
HFA         --Housing Finance Authority
INS         --Insured
MFH         --Multifamily Housing
PCFA        --Pollution Control Financing Authority
PRF         --Prerefunded
TOBs        --Tender Option Bonds
UT          --Unlimited Tax
VRDNs       --Variable Rate Demand Notes















Federated Ohio Municipal Income Fund
Portfolio of Investments
November 30, 2005 (unaudited)
   Principal
   Amount                                                             Value
                       Municipal bonds--97.2%
                                   Ohio--92.2%
$  1,000,000           Akron, Bath & Copley, OH Joint
                       Township, Hospital District Revenue
                       Bonds (Series 2004A), 5.125% (Summa
                       Health System)/(Radian Asset Assurance
                       INS)/(Original Issue Yield: 5.38%),
                       11/15/2024                              $      1,025,610
   1,750,000           Akron, Bath & Copley, OH Joint
                       Township, Hospital Facilities Revenue
                       Bonds (Series 2004A), 5.25% (Summa
                       Health System)/(Radian Asset Assurance
                       INS)/(Original Issue Yield: 5.47%),
                       11/15/2031                                     1,805,475
   1,000,000           Akron, OH, LT GO Bonds, 5.80% (Original
                       Issue Yield: 5.95%), 11/1/2020                 1,110,370
   1,000,000           Bay Village, OH City School District,
                       School Improvement UT GO Bonds, 5.125%
                       (Original Issue Yield: 5.16%), 12/1/2021       1,052,500
   1,000,000           Cleveland, OH Waterworks, Revenue Bonds
                       (Series 2002K), 5.25% (FGIC
                       INS)/(United States Treasury PRF
                       1/1/2012 @ 100), 1/1/2021                      1,085,730
   530,000             Cleveland-Cuyahoga County, OH Port
                       Authority, Bond Fund Program
                       Development Revenue Bonds (Series
                       2004E), 5.60% (Port of Cleveland Bond
                       Fund), 5/15/2025                               545,206
   440,000             Cleveland-Cuyahoga County, OH Port
                       Authority, Development Revenue Bonds
                       (Series 2001B), 6.50% (Port of
                       Cleveland Bond Fund), 11/15/2021               463,377
   500,000             Cleveland-Cuyahoga County, OH Port
                       Authority, Development Revenue Bonds
                       (Series 2002C), 5.95% (Port of
                       Cleveland Bond Fund), 5/15/2022                521,565
   500,000             Cleveland-Cuyahoga County, OH Port
                       Authority, Development Revenue Bonds
                       (Series 2005B), 5.125% (Port of
                       Cleveland Bond Fund), 5/15/2025                503,090
   1,000,000           Cleveland-Cuyahoga County, OH Port
                       Authority, Special Assessment
                       Tax-Increment Revenue Bonds, 7.00%
                       (University Heights, OH Public Parking
                       Garage)/(Original Issue Yield: 7.20%),
                       12/1/2018                                      1,058,590
   1,000,000           Columbus, OH City School District,
                       School Facilities Construction &
                       Improvement UT GO Bonds, 5.25% (FSA
                       INS), 12/1/2024                                1,077,650
   1,610,000           Columbus, OH City School District,
                       School Facilities Construction &
                       Improvement UT GO Bonds, 5.00% (FGIC
                       INS), 12/1/2024                                1,688,987
   1,000,000           Columbus, OH Tax Increment Financing,
                       Tax Allocation Revenue Bonds (Series
                       2004A), 5.00% (Easton Project)/(AMBAC
                       INS), 12/1/2024                                1,039,660
   1,000,000    (1)    Delaware County, OH, Capital Facilities
                       LT GO Bonds, 6.25%, 12/1/2020                  1,131,740
   1,000,000           Erie County, OH, Hospital Facilities
                       Revenue Bonds (Series 2002A), 5.50%
                       (Firelands Regional Medical
                       Center)/(Original Issue Yield: 5.66%),
                       8/15/2022                                      1,047,530
   1,500,000           Fairfield, OH Hospital Facilities,
                       Revenue Bonds, 5.00% (Radian Asset
                       Assurance INS)/(Original Issue Yield:
                       5.05%), 6/15/2028                              1,511,610
   1,500,000           Fairview Park, OH, Various Purpose
                       Refunding & Improvement LT GO Bonds,
                       5.00% (MBIA Insurance Corp. INS),
                       12/1/2030                                      1,559,265
   500,000             Franklin County, OH Health Care
                       Facilities, Improvement Revenue Bonds
                       (Series 2005A), 5.125% (Ohio
                       Presbyterian Retirement
                       Services)/(Original Issue Yield:
                       5.25%), 7/1/2035                               503,440
   1,500,000           Franklin County, OH Health Care
                       Facilities, Revenue Refunding Bonds,
                       5.50% (Ohio Presbyterian Retirement
                       Services)/(Original Issue Yield:
                       5.69%), 7/1/2021                               1,537,905
   750,000             Franklin County, OH, Revenue Refunding
                       Bonds, 5.75% (Capitol South Community
                       Urban Redevelopment Corp.), 6/1/2011           776,587
   1,000,000           Greene County, OH, University Housing Revenue Bonds
                       (Series 2002A) , 5.50% (Marauder Development LLC at
                       Central State University)/(American Capital Access
                       INS)/(Original Issue Yield:
                       5.65%), 9/1/2027                               1,034,320
   1,000,000           Greene County, OH, University Housing Revenue Bonds
                       (Series 2002A), 5.375% (Marauder Development LLC at
                       Central State University)/(American Capital Access
                       INS)/(Original Issue Yield:
                       5.55%), 9/1/2022                               1,040,720
   1,530,000           Hamilton County, OH Hospital Facilities
                       Authority, Revenue Bonds (Series
                       2004J), 5.25% (Cincinnati Children's
                       Hospital Medical Center)/(FGIC INS),
                       5/15/2023                                      1,628,777
   580,000             Hamilton County, OH Hospital Facilities
                       Authority, Revenue Refunding &
                       Improvement Bonds, 7.00% (Deaconess
                       Hospital)/(Original Issue Yield:
                       7.046%), 1/1/2012                              584,402
   2,400,000           Hamilton County, OH Sewer System,
                       Improvement Revenue Bonds (Series
                       2000A), 5.75% (Metropolitan Sewer
                       District of Greater Cincinnati)/(United
                       States Treasury PRF 6/1/2010 @
                       101)/(Original Issue Yield: 5.78%),
                       12/1/2025                                      2,644,944
   2,000,000           Hamilton County, OH, Subordinated Sales
                       Tax Revenue Bonds (Series B), 5.25%
                       (AMBAC INS)/(Original Issue Yield:
                       5.62%), 12/1/2032                              2,106,040
   2,000,000           Hamilton, OH City School District,
                       School Improvement UT GO Bonds (Series
                       1999A), 5.50% (Original Issue Yield:
                       5.75%), 12/1/2024                              2,169,120
   1,000,000           Heath, OH City School District, School
                       Improvement UT GO Bonds, (Series A),
                       5.50% (FGIC INS)/(Original Issue Yield:
                       5.635%), 12/1/2027                             1,089,720
   1,010,000           Kent State University, OH, General
                       Receipts Revenue Bonds, 6.00% (AMBAC
                       INS)/(Original Issue Yield: 6.09%),
                       5/1/2024                                       1,112,030
   1,500,000           Lake, OH Local School District, UT GO
                       Bonds, 5.75% (FGIC INS)/(Original Issue
                       Yield: 5.90%), 12/1/2021                       1,651,635
   1,315,000           Licking Heights, OH Local School
                       District, Refunding UT GO Bonds (Series
                       2005A), 5.00% (MBIA Insurance Corp.
                       INS), 12/1/2032                                1,363,839
   2,000,000           Licking Heights, OH Local School
                       District, School Facilities
                       Construction & Improvement UT GO Bonds
                       (Series 2000A), 5.50% (FGIC
                       INS)/(Original Issue Yield: 5.58%),
                       12/1/2024                                      2,154,720
   1,500,000           Lorain County, OH, Health Care
                       Facilities Revenue Refunding Bonds
                       (Series 1998A), 5.25% (Kendal at
                       Oberlin)/(Original Issue Yield: 5.53%),
                       2/1/2021                                       1,503,570
   1,000,000           Lorain County, OH, Hospital Revenue
                       Refunding & Improvement Bonds, 5.25%
                              (Catholic Healthcare
                       Partners)/(Original Issue Yield:
                       5.52%), 10/1/2033                              1,035,870
   1,500,000           Lucas County, OH, Health Care
                       Facilities Refunding & Improvement
                       Revenue Bonds (Series 2000A), 6.625%
                       (Sunset Retirement Community,
                       Inc.)/(Original Issue Yield: 6.75%),
                       8/15/2030                                      1,603,125
   1,000,000           Mahoning County, OH Hospital
                       Facilities, Hospital Facilities Revenue
                       Bonds (Series A), 6.00% (Forum Health
                       Obligated Group)/(Original Issue Yield:
                       6.15%), 11/15/2032                             1,063,960
   1,000,000           Marion County, OH Hospital Authority,
                       Hospital Refunding & Improvement
                       Revenue Bonds (Series 1996), 6.375%
                       (Community Hospital of
                       Springfield)/(United States Treasury
                       PRF 5/15/2006 @ 102)/(Original Issue
                       Yield: 6.52%), 5/15/2011                       1,033,360
   1,000,000           Medina County, OH Library District, UT
                       GO Bonds, 5.25% (FGIC INS), 12/1/2023          1,080,620
   1,000,000           Miami County, OH, Hospital Facilities
                       Revenue Refunding & Improvement Bonds
                       (Series 1996A), 6.375% (Upper Valley
                       Medical Center, OH)/(Original Issue
                       Yield: 6.62%), 5/15/2026                       1,027,110
   1,000,000           Montgomery County, OH, MFH Revenue
                       Bonds (Series 2005), 4.95% (Chevy Chase
                       Apartments)/(FHLMC GTD), 11/1/2035             1,002,680
   1,415,000           Oak Hills, OH Local School District, UT
                       GO Bonds, 5.00% (FSA INS), 12/1/2025           1,483,684
   1,315,000           Ohio HFA, Residential Mortgage Revenue
                       Bonds (Series 2002 A-1), 5.30% (GNMA
                       GTD), 9/1/2022                                 1,327,400
   2,500,000           Ohio State Air Quality Development
                       Authority, PCR Refunding Bonds (Series
                       2002A), 6.00% (Cleveland Electric
                       Illuminating Co.), 12/1/2013                   2,604,600
   1,500,000           Ohio State Environmental Facilities,
                       Revenue Bonds (Series 2005), 5.75%
                       (Ford Motor Co.), 4/1/2035                     1,234,110
   1,000,000           Ohio State Higher Educational
                       Facilities Commission, Higher
                       Educational Facility Revenue Bonds,
                       5.125% (Oberlin College), 10/1/2024            1,047,490
   1,000,000           Ohio State Higher Educational
                       Facilities Commission, Revenue Bonds
                       (Series 2002B), 5.50% (Case Western
                       Reserve University, OH), 10/1/2022             1,091,890
   1,000,000           Ohio State Higher Educational
                       Facilities Commission, Revenue Bonds,
                       5.00% (Otterbein College)/(CDC IXIS
                       Financial Guaranty NA INS), 12/1/2035          1,035,430
   1,000,000           Ohio State Higher Educational
                       Facilities Commission, Revenue Bonds,
                       5.00% (University of Dayton)/(AMBAC
                       INS), 12/1/2027                                1,037,050
   500,000             Ohio State Higher Educational
                       Facilities Commission, Revenue Bonds,
                       5.50% (Baldwin-Wallace College),
                       12/1/2021                                      529,390
   1,070,000           Ohio State Higher Educational
                       Facilities Commission, Revenue Bonds,
                       5.50% (Baldwin-Wallace
                       College)/(Original Issue Yield: 5.53%),
                       12/1/2023                                      1,124,452
   610,000             Ohio State Higher Educational
                       Facilities Commission, Revenue Bonds,
                       5.50% (Baldwin-Wallace
                       College)/(Original Issue Yield: 5.61%),
                       12/1/2024                                      640,177
   2,000,000           Ohio State Higher Educational
                       Facilities Commission, Revenue Bonds,
                       5.85% (John Carroll University,
                       OH)/(Original Issue Yield: 6.05%),
                       4/1/2020                                       2,135,900
   2,000,000           Ohio State University, General Receipts
                       Revenue Bonds (Series 2003B), 5.25%,
                       6/1/2023                                       2,155,300
   2,000,000           Ohio State Water Development Authority,
                       PCR Bonds, 5.10%, 12/1/2022                    2,160,760
   1,000,000           Ohio Waste Development Authority Solid
                       Waste, Revenue Bonds (Series 2002),
                       4.85% TOBs (Waste Management, Inc.),
                       Mandatory Tender 11/1/2007                     1,012,070
   1,620,000           Olentangy, OH Local School District,
                       School Facilities Construction &
                       Improvement UT GO Bonds (Series 2002A),
                       5.25%, 12/1/2021                               1,742,521
   1,835,000           Otsego, OH Local School District,
                       Construction & Improvement UT GO Bonds,
                       5.00% (FSA INS)/(Original Issue Yield:
                       5.15%), 12/1/2028                              1,911,263
   1,255,000           Ottawa & Glandorf, OH Local School
                       District, School Facilities
                       Construction & Improvement UT GO Bonds,
                       5.25% (MBIA Insurance Corp. INS),
                       12/1/2020                                      1,349,916
   1,000,000           Parma, OH, Hospital Improvement and
                       Refunding Revenue Bonds, 5.375% (Parma
                       Community General Hospital
                       Association)/(Original Issue Yield:
                       5.45%), 11/1/2029                              1,021,160
   500,000             Port Authority for Columbiana County,
                       OH, Solid Waste Facility Revenue Bonds
                       (Series 2004A), 7.25% (Apex
                       Environmental LLC)/(Original Issue
                       Yield: 7.30%), 8/1/2034                        503,950
   500,000      (2)     Port of Greater Cincinnati, OH
                       Development Authority, Special
                       Assessment Revenue Bonds, 6.30%
                       (Cincinnati Mills), 2/15/2024                  531,480
   1,000,000           Portage County, OH Board of County
                       Hospital Trustees, Hospital Revenue
                       Bonds (Series 1999), 5.75% (Robinson
                       Memorial Hospital)/(AMBAC
                       INS)/(Original Issue Yield: 5.90%),
                       11/15/2019                                     1,083,660
   1,500,000           Rickenbacker, OH Port Authority,
                       Capital Funding Revenue Bonds (Series
                       2002A) , 5.375% (OASBO Expanded Asset
                       Pooled Financing Program)/(Original
                       Issue Yield: 5.60%), 1/1/2032                  1,591,605
   2,000,000           Springboro, OH Community School
                       District, School Improvement UT GO
                       Bonds, 5.00% (MBIA Insurance Corp.
                       INS)/(Original Issue Yield: 5.03%),
                       12/1/2032                                      2,067,860
   1,000,000           Steubenville, OH, Hospital Facilities
                       Revenue Refunding & Improvement Bonds,
                       6.375% (Trinity Health System Obligated
                       Group)/(Original Issue Yield: 6.55%),
                       10/1/2020                                      1,083,990
   500,000             Toledo-Lucas County, OH Port Authority,
                       Revenue Bonds (Series 2004C), 6.375%
                       (Northwest Ohio Bond Fund), 11/15/2032         534,395
   425,000             Toledo-Lucas County, OH Port Authority,
                       Revenue Bonds (Series 2005C), 5.125%
                       (Northwest Ohio Bond Fund), 11/15/2025         427,626
   1,500,000           Toledo-Lucas County, OH Port Authority,
                       Revenue Bonds, 6.45% (CSX Corp.),
                       12/15/2021                                     1,713,765
   1,375,000           Toledo-Lucas County, OH Port Authority,
                       Special Assessment Revenue Bonds, 5.25%
                       (Crocker Park Public Improvement
                       Project)/(Original Issue Yield: 5.37%),
                       12/1/2023                                      1,407,780
   2,000,000           Tuscarawas County, OH, Hospital
                       Facilities Revenue Bonds, 5.75% (Union
                       Hospital)/(Radian Asset Assurance INS),
                       10/1/2026                                      2,142,360
   1,025,000           University of Cincinnati, OH, General
                       Receipts Revenue Bonds (Series 2004D),
                       5.00% (AMBAC INS), 6/1/2026                    1,067,866
   1,000,000           Warrensville Heights, OH School
                       District, UT GO Bonds, 5.75% (FGIC
                       INS)/(Original Issue Yield: 5.83%),
                       12/1/2024                                      1,099,820
   1,995,000           Waynesville, OH Health Care Facilities,
                       Revenue Bonds (Series 2001A), 5.70%
                       (Quaker Heights Project)/(GNMA GTD),
                       2/20/2043                                      2,113,982
                                      Total
                                                                      92,991,151
                                Puerto Rico--4.7%
   2,000,000    (2)     Puerto Rico Electric Power Authority,
                       Drivers (Series 266), 7.6392% (FSA
                       INS), 7/1/2015                                 2,499,140
   1,000,000    (2)     Puerto Rico Highway and Transportation
                       Authority, Residual Interest Tax-Exempt
                       Securities (Series PA 331B), 7.71562%
                       (AMBAC INS), 1/1/2011                          1,241,590
   990,000             Puerto Rico Industrial, Tourist,
                       Educational, Medical & Environmental
                       Control Facilities Financing Authority,
                       Cogeneration Facility Revenue Bonds
                       (Series 2000A), 6.625% (AES Puerto Rico
                       Project)/(Original Issue Yield: 6.65%),
                       6/1/2026                                       1,064,973
                           Total                                      4,805,703
                              Virgin Islands--0.3%
   305,000             Virgin Islands HFA, SFM Revenue
                       Refunding Bonds (Series A), 6.50% (GNMA
                       COL)/(Original Issue Yield: 6.522%),
                       3/1/2025                                       309,108
                           Total Municipal bonds
                           (identified cost $93,371,270)              98,105,962
                       Short-Term Municipals--1.5%
                       Ohio--0.7%
   700,000             Hamilton County, OH Hospital Facilities
                       Authority, (Series 1999A) Weekly VRDNs
                       (Drake Center, Inc.)/(U.S. Bank, N.A.
                       LOC), 3.070%, 12/1/2005                        700,000
                                Puerto Rico--0.8%
   800,000             Puerto Rico Government Development Bank
                       (GDB) Weekly VRDNs (MBIA Insurance
                       Corp. INS)/(Credit Suisse, Zurich LIQ),
                       2.850%, 12/7/2005                              800,000
                           Total Short-Term Municipals
                           (AT AMORTIZED COST)                        1,500,000
                           Total Investments --- 98.7%
                           (identified cost $94,871,270)(3)           99,605,962
                           OTHER ASSETS AND LIABILITIES - NET
                       - 1.3%                                         1,266,851
                           TOTAL NET ASSETS - 100%
                                                               $      100,872,813

       Securities that are subject to the federal alternative minimum tax (AMT) represent 7.9% of the Fund's portfolio as calculated based upon total portfolio market value.

1 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
2      Denotes a restricted security, including securities purchased under Rule
       144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees
       (the "Trustees"), unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At
       November 30, 2005, these securities amounted to $4,272,210 which represents 4.2% of total net assets.
3 At November 30, 2005, the cost of investments for federal tax purposes was $94,871,155. The net unrealized appreciation of investments for federal tax purposes was $4,734,807. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,079,717 and net unrealized depreciation from investments for those securities having an excess of cost over value of $344,910.

At November 30, 2005, the Fund had the following open futures contracts:
                                                                      Unrealized
       Contracts           Number of   Notional   Expiration  Appreciation
                           Contracts     Value       Date
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  U.S. Treasury Notes         50       $(5,426,563March 2006    $7,813
    10-Year Futures
-------------------------------------------------------------------------

Note: The categories of investments are shown as a percentage of total net assets at
November 30, 2005.

Investment Valuation
Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant.
The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities and securities purchased under Rule 144A that have not been deemed liquid by the
Trustees, for each security held at November 30, 2005 is as follows:
Security                                        Acquisition Acquisition
                                                                Date        Cost
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Port of Greater Cincinnati, OH Development      2/11/2004   500,000
Authority, Special Assessment Revenue Bonds,
6.30% (Cincinnati Mills), 2/15/2024
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Puerto Rico Highway and Transportation          3/3/1998    1,103,481
Authority, Residual Interest Tax-Exempt
Securities (Series PA 331B), 7.71562% (AMBAC
INS), 1/1/2011
-------------------------------------------------------------------------


The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
COL         --Collateralized
FGIC        --Financial Guaranty Insurance Company
FHLMC       --Federal Home Loan Mortgage Corporation
FSA         --Financial Security Assurance
GNMA        --Government National Mortgage Association
GO          --General Obligation
GTD         --Guaranteed
HFA         --Housing Finance Authority
INS         --Insured
LIQ         --Liquidity Agreement
LOC         --Letter of Credit
LT          --Limited Tax
MFH         --Multifamily Housing
PCR         --Pollution Control Revenue
PRF         --Prerefunded
SFM         --Single Family Mortgage
TOBs        --Tender Option Bonds
UT          --Unlimited Tax
VRDNs       --Variable Rate Demand Notes















Federated Pennsylvania Municipal Income Fund
Portfolio of Investments
November 30, 2005 (unaudited)

   Principal
   Amount                                                               Value
                          Municipal BONDS--97.3%
                          Pennsylvania--95.9%
$  1,300,000              Allegheny County Redevelopment
                          Authority, Revenue Bonds, 5.60%
                          (Pittsburgh Mills), 7/1/2023           $      1,348,828
   1,500,000              Allegheny County Redevelopment
                          Authority, Tax Increment Bonds
                          (Series 2000A), 6.30% (Waterfront
                          Project), 12/15/2018                          1,627,935
   4,250,000              Allegheny County, PA Airport
                          Authority, Airport Revenue Refunding
                          Bonds (Series 1999), 6.125%
                          (Pittsburgh International
                          Airport)/(FGIC INS), 1/1/2017                 4,567,730
   2,500,000              Allegheny County, PA HDA, Health
                          System Revenue Bonds (Series 2000B),
                          9.25% (West Penn Allegheny Health
                          System)/(Original Issue Yield:
                          9.70%), 11/15/2030                            2,976,100
   2,000,000              Allegheny County, PA HDA, Refunding
                          Revenue Bonds (Series 1998A), 5.125%
                          (South Hills Health
                          System)/(Original Issue Yield:
                          5.34%), 5/1/2023                              1,913,300
   785,000                Allegheny County, PA HDA, Refunding
                          Revenue Bonds, 6.625% (Allegheny
                          General Hospital)/(Escrowed In
                          Treasuries COL), 7/1/2009                     830,004
   2,000,000              Allegheny County, PA HDA, Revenue
                          Bonds, 5.50% (Catholic Health
                          East)/(Original Issue Yield: 5.60%),
                          11/15/2032                                    2,056,340
   1,500,000              Allegheny County, PA HDA, Revenue
                          Bonds, 5.375% (Ohio Valley General
                          Hospital, PA)/(Original Issue Yield:
                          5.50%), 1/1/2018                              1,538,865
   4,000,000              Allegheny County, PA HDA, Revenue
                          Bonds, (Series 1997A), 5.60% (UPMC
                          Health System)/(MBIA Insurance Corp.
                          INS)/(Original Issue Yield: 5.85%),
                          4/1/2017                                      4,178,320
   1,000,000              Allegheny County, PA Higher
                          Education Building Authority,
                          Revenue Bonds (Series 2002A), 5.95%
                          (Chatham College)/(Original Issue
                          Yield: 5.97%), 3/1/2032                       1,034,870
   1,000,000              Allegheny County, PA Higher
                          Education Building Authority,
                          Revenue Bonds (Series 2002B), 5.25%
                          (Chatham College)/(Original Issue
                          Yield: 5.35%), 11/15/2016                     1,014,340
   475,000       (1)       Allegheny County, PA IDA, Cargo
                          Facilities Lease Revenue Bonds
                          (Series 1999), 6.00% (AFCO Cargo PIT
                          LLC Project), 9/1/2009                        466,217
   1,000,000     (1)       Allegheny County, PA IDA, Cargo
                          Facilities Lease Revenue Bonds
                          (Series 1999), 6.625% (AFCO Cargo
                          PIT LLC Project)/(Original Issue
                          Yield: 6.75%), 9/1/2024                       955,110
   3,185,000              Allegheny County, PA IDA,
                          Environmental Improvement Refunding
                          Revenue Bonds (Series 1998), 5.50%
                          (Marathon Oil Corp.), 12/1/2029               3,292,812
   1,250,000              Allegheny County, PA IDA,
                          Environmental Improvement Refunding
                          Revenue Bonds (Series 1998), 5.60%
                          (Marathon Oil Corp.), 9/1/2030                1,300,675
   1,385,000              Allegheny County, PA IDA,
                          Environmental Improvement Refunding
                          Revenue Bonds (Series 2005) , 5.50%
                          (United States Steel Corp.),
                          11/1/2016                                     1,398,060
   1,500,000              Allegheny County, PA IDA, Health
                          Care Facilities Revenue Refunding
                          Bonds (Series 1998), 5.75%
                                  (Presbyterian
                          SeniorCare-Westminister Place
                          Project), 1/1/2023                            1,500,135
   935,000                Allegheny County, PA IDA, Lease
                          Revenue Bonds (Series 2001), 6.60%
                          (Residential Resources Inc.
                          Project)/(Original Issue Yield:
                          6.75%), 9/1/2031                              982,077
   3,000,000              Allegheny County, PA Port Authority,
                          Special Revenue Transportation Bonds
                          (Series 1999), 6.00% (MBIA Insurance
                          Corp. INS)/(United States Treasury
                          PRF 3/1/2009 @ 101)/(Original Issue
                          Yield: 6.05%), 3/1/2019                       3,263,220
   500,000                Allegheny County, PA Residential
                          Finance Agency, SFM Revenue Bonds
                          (Series 2001KK-1) , 5.375% (GNMA
                          Collateralized Home Mortgage Program
                          COL), 5/1/2022                                517,505
   460,000                Allegheny County, PA Residential
                          Finance Agency, SFM Revenue Bonds
                          (Series FF-1), 5.90% (GNMA
                          Collateralized Home Mortgage Program
                          COL), 5/1/2020                                481,730
   2,000,000              Bethlehem, PA Area
                          Vocational-Technical School
                          Authority, Guaranteed Lease Revenue
                          Bonds (Series 1999), 5.50%
                          (Bethlehem Area Vocational-Technical
                          School)/(United States Treasury PRF
                          9/1/2009 @100)/(Original Issue
                          Yield: 5.55%), 9/1/2020                       2,143,200
   4,250,000              Bradford County, PA IDA, Solid Waste
                          Disposal Refunding Revenue Bonds
                          (Series 2005A), 4.70% (International
                          Paper Co.), 3/1/2019                          4,071,542
   1,000,000              Bucks County, PA Community College
                          Authority, College Building Revenue
                          Bonds (Series 1996), 5.50% (Original
                          Issue Yield: 5.70%), 6/15/2017                1,029,910
   750,000                Bucks County, PA IDA, Revenue Bonds
                          (Series 2002A), 6.00% (Pennswood
                          Village)/(Original Issue Yield:
                          6.12%), 10/1/2027                             791,857
   500,000                Bucks County, PA IDA, Revenue Bonds
                          (Series 2002A), 6.00% (Pennswood
                          Village)/(Original Issue Yield:
                          6.16%), 10/1/2034                             526,520
   1,000,000              Bucks County, PA IDA, Solid Waste
                          Revenue Bonds, 4.90% TOBs (Waste
                          Management, Inc.), Mandatory Tender
                          2/1/2008                                      1,016,240
   1,580,000              Carbon County, PA IDA, Refunding
                          Revenue Bonds, 6.65% (Panther Creek
                          Partners Project)/(BNP Paribas SA
                          and Union Bank of California LOCs),
                          5/1/2010                                      1,692,875
   1,100,000              Chester County, PA HEFA, Mortgage
                          Refunding Revenue Bonds, 5.50% (Tel
                          Hai Obligated Group
                          Project)/(Original Issue Yield:
                          5.60%), 6/1/2025                              1,076,196
   1,500,000              Clarion County, PA Hospital
                          Authority, Revenue Refunding Bonds,
                          (Series 1997), 5.75% (Clarion County
                          Hospital)/(Original Issue Yield:
                          5.95%), 7/1/2017                              1,498,650
   1,575,000              Commonwealth of Pennsylvania, GO UT
                          Bonds, 6.00% (Original Issue Yield:
                          6.15%), 7/1/2007                              1,640,268
   1,000,000              Crawford County, PA Hospital
                          Authority, Senior Living Facilities
                          Revenue Bonds (Series 1999), 6.125%
                          (Wesbury United Methodist Community
                          Obligated Group)/(Original Issue
                          Yield: 6.32%), 8/15/2019                      1,035,620
   1,250,000              Cumberland County, PA Municipal
                          Authority, College Revenue Bonds
                          (Series A), 5.50% (Dickinson
                          College)/(AMBAC INS)/(Original Issue
                          Yield: 5.70%), 11/1/2025                      1,337,137
   1,000,000              Cumberland County, PA Municipal
                          Authority, Retirement Community
                          Revenue Bonds (Series 2002A), 7.125%
                          (Wesley Affiliated Services, Inc.
                          Obligated Group)/(Original Issue
                          Yield: 7.40%), 1/1/2025                       1,091,460
   2,800,000              Delaware County, PA Authority,
                          College Revenue Bonds (Series 1999),
                          5.75% (Cabrini College)/(Radian
                          Asset Assurance INS)/(Original Issue
                          Yield: 5.95%), 7/1/2019                       2,947,252
   2,650,000              Delaware County, PA Authority,
                          College Revenue Refunding Bonds
                          (Series 1998A), 5.375% (Neumann
                          College)/(Original Issue Yield:
                          5.48%), 10/1/2018                             2,699,608
   2,875,000              Delaware County, PA Authority,
                          Revenue Bonds, 5.00% (Elwyn, Inc.)/
                          (Radian Asset Assurance INS),
                          6/1/2022                                      2,958,260
   1,000,000              Delaware River Joint Toll Bridge
                          Commission, Pennsylvania-New Jersey
                          Bridge System Revenue Bonds (Series
                          2003), 5.25%, 7/1/2020                        1,090,280
   1,500,000              Delaware River Port Authority,
                          Revenue Bonds (Series 1999), 6.00%
                          (FSA INS), 1/1/2019                           1,632,330
   2,000,000              Delaware River Port Authority,
                          Revenue Bonds, 6.00% (FSA INS),
                          1/1/2018                                      2,176,440
   10,000,000             Delaware Valley, PA Regional Finance
                          Authority, Local Government Revenue
                          Bonds (Series 1997B), 5.60% (AMBAC
                          INS), 7/1/2017                                11,151,900
   1,000,000     (1)       Delaware Valley, PA Regional
                          Finance Authority, Residual Interest
                          Tax-Exempt Securities (PA-1029),
                          8.22548%, 7/1/2017                            1,247,780
   2,100,000              Erie County, PA Convention Center
                          Authority, Convention Center Hotel
                          Revenue Bonds, 5.00% (FGIC INS),
                          1/15/2036                                     2,165,709
   4,100,000              Erie County, PA Hospital Authority,
                          Health Facilities Revenue Bonds
                          (Series 1999), 5.90% (St. Mary's
                          Home of Erie)/(Radian Asset
                          Assurance INS)/
                          (Original Issue Yield: 6.05%),
                          8/15/2019                                     4,351,945
   570,000                Erie, PA Higher Education Building
                          Authority, College Revenue Refunding
                          Bonds (Series 2004B), 5.00%
                          (Mercyhurst College)/(Original Issue
                          Yield: 5.11%), 3/15/2023                      571,875
   2,000,000              Indiana County, PA IDA, Refunding
                          Revenue Bonds, 5.00% (Indiana
                          University of PA)/(AMBAC INS),
                          11/1/2029                                     2,070,500
   800,000                Jeannette Health Services Authority,
                          PA, Hospital Revenue Bonds (Series A
                          of 1996), 6.00% (Jeannette District
                          Memorial Hospital)/(Original Issue
                          Yield: 6.15%), 11/1/2018                      790,760
   1,000,000              Lancaster County, PA Hospital
                          Authority, Health Center Revenue
                          Bonds (Series 2001), 5.875% (Willow
                          Valley Retirement
                          Communities)/(Original Issue Yield:
                          5.95%), 6/1/2031                              1,047,000
   1,000,000              Lancaster County, PA Hospital
                          Authority, Revenue Bonds, 5.50%
                          (Lancaster General
                          Hospital)/(Original Issue Yield:
                          5.63%), 3/15/2026                             1,042,670
   2,000,000              Lancaster County, PA, UT GO Bonds,
                          (Series A), 5.80% (FGIC INS)/
                          (Original Issue Yield: 5.84%),
                          5/1/2015                                      2,187,300
   250,000                Lancaster, PA IDA, Revenue Bonds
                          (Series 2000A), 7.60% (Garden Spot
                          Village Project)/(Original Issue
                          Yield: 7.70%), 5/1/2022                       274,257
   1,000,000              Lawrence County, PA IDA, Senior
                          Health and Housing Facilities
                          Revenue Bonds, 7.50% (Shenango
                          Presbyterian SeniorCare Obligated
                                     Group)/
                          (Original Issue Yield: 7.75%),
                          11/15/2031                                    1,023,040
   1,000,000              Lebanon County, PA Health Facilities
                          Authority, Hospital Revenue Bonds,
                          5.80% (Good Samaritan
                          Hospital)/(Original Issue Yield:
                          5.92%), 11/15/2022                            1,064,050
   2,000,000              Lehigh County, PA General Purpose
                          Authority, Hospital Revenue Bonds,
                          5.25% (St. Lukes Hospital of
                          Bethlehem)/(Original Issue Yield:
                          5.42%), 8/15/2023                             2,061,820
   1,000,000              Lehigh-Northampton Airport
                          Authority, Revenue Bonds, 6.00%
                          (Lehigh Valley Airport System)/(MBIA
                          Insurance Corp. INS)/(Original Issue
                          Yield: 6.02%), 5/15/2025                      1,073,520
   1,000,000              Luzerne County, PA, UT GO Bonds,
                          5.625% (FGIC INS)/(Original Issue
                          Yield: 5.78%), 12/15/2021                     1,045,260
   825,000                Lycoming County PA Authority,
                          Hospital Lease Revenue Bonds (Series
                          B), 6.50% (Divine Providence
                          Hospital, PA)/(Original Issue Yield:
                          6.70%), 7/1/2022                              825,569
   1,000,000              Lycoming County PA Authority,
                          Hospital Revenue Bonds, 5.50%
                          (Divine Providence Hospital,
                          PA)/(AMBAC INS)/(Original Issue
                          Yield: 5.90%), 11/15/2022                     1,021,500
   1,000,000              McKean County, PA Hospital
                          Authority, Hospital Revenue Bonds,
                          5.25% (Bradford Regional Medical
                          Center)/(American Capital Access
                          INS), 10/1/2030                               1,018,780
   1,000,000              Monroe County, PA Hospital
                          Authority, Hospital Revenue Bonds
                          (Series 2002A), 5.50% (Pocono
                          Medical Center)/(Radian Asset
                          Assurance INS)/
                          (Original Issue Yield: 5.60%),
                          1/1/2022                                      1,049,430
   2,360,000              Monroe County, PA Hospital
                          Authority, Hospital Revenue Bonds,
                          5.125% (Pocono Medical
                          Center)/(United States Treasury PRF
                          7/1/2008 @ 100)/(Original Issue
                          Yield: 5.40%), 7/1/2015                       2,459,002
   1,000,000              Monroe County, PA Hospital
                          Authority, Revenue Bonds, 6.00%
                          (Pocono Medical Center)/(Original
                          Issue Yield: 6.17%), 1/1/2043                 1,058,160
   1,250,000              Montgomery County, PA Higher
                          Education & Health Authority
                          Hospital, Revenue Bonds, 7.25%
                          (Philadelphia Geriatric
                          Center)/(Original Issue Yield:
                          7.472%), 12/1/2024                            1,426,975
   1,000,000              Montgomery County, PA IDA, Fixed
                          Rate Mortgage Revenue Bonds (Series
                          2005), 6.25% (Whitemarsh Continuing
                          Care Retirement Community)/(Original
                          Issue Yield: 6.375%), 2/1/2035                1,042,380
   2,250,000              Montgomery County, PA IDA,
                          Retirement Community Revenue Bonds
                          (Series 1996B), 5.75% (Adult
                          Communities Total Services,
                          Inc.)/(Original Issue Yield: 5.98%),
                          11/15/2017                                    2,334,622
   1,000,000              Montgomery County, PA IDA,
                          Retirement Community Revenue
                          Refunding Bonds (Series 1996A),
                          5.875% (Adult Communities Total
                          Services, Inc.)/(Original Issue
                          Yield: 6.125%), 11/15/2022                    1,030,610
   1,000,000              Mount Lebanon, PA Hospital
                          Authority, Revenue Bonds (Series
                          2002A), 5.625% (St. Clair Memorial
                          Hospital)/(Original Issue Yield:
                          5.75%), 7/1/2032                              1,041,770
   500,000                Mt. Pleasant Borough, PA Business
                          District Authority, Hospital Revenue
                          Bonds (Series 1997), 5.75% (Frick
                          Hospital)/(United States Treasury
                          PRF 12/1/2007 @ 102)/(Original Issue
                          Yield: 5.85%), 12/1/2017                      530,385
   2,300,000              Mt. Pleasant Borough, PA Business
                          District Authority, Hospital Revenue
                          Bonds (Series 1997), 5.75% (Frick
                          Hospital)/(United States Treasury
                          PRF 12/1/2007 @ 102)/(Original Issue
                          Yield: 5.90%), 12/1/2027                      2,439,771
   1,000,000     (2)      North Hills, PA School District, GO
                          Bonds, (Series 2000), 5.50% (FGIC
                          INS)/(Original Issue Yield: 5.576%),
                          7/15/2024                                     1,089,580
   1,075,000              North Penn, PA School District,
                          Refunding Revenue Bonds, 6.20%
                          (Escrowed In Treasuries COL),
                          3/1/2007                                      1,091,329
   1,000,000              Northumberland County PA IDA,
                          Facilities Revenue Bonds (Series
                          2002B), 5.50% (NHS Youth Service,
                          Inc.)/(American Capital Access
                          INS)/(Original Issue Yield: 5.80%),
                          2/15/2033                                     1,040,580
   3,000,000              Norwin, PA School District, UT GO
                          Bonds, 6.00% (FGIC INS)/(Original
                          Issue Yield: 6.12%), 4/1/2024                 3,280,830
   1,000,000              Pennsylvania Convention Center
                          Authority, Revenue Bonds, 6.70%
                          (Escrowed In Treasuries
                          COL)/(Original Issue Yield: 6.843%),
                          9/1/2016                                      1,181,890
   1,000,000              Pennsylvania EDFA, Exempt Facilities
                          Revenue Bonds (Series 1997B), 6.125%
                          (National Gypsum Co.), 11/1/2027              1,057,880
   1,000,000              Pennsylvania EDFA, Exempt Facilities
                          Revenue Bonds (Series 2003A), 6.75%
                          (Reliant Energy, Inc.), 12/1/2036             1,063,480
   2,500,000              Pennsylvania EDFA, Resource Recovery
                          Revenue Bonds (Series A), 6.40%
                          (Northampton Generating), 1/1/2009            2,503,925
   2,000,000              Pennsylvania EDFA, Revenue Bonds
                          (Series 1998A), 5.25% (Northwestern
                          Human Services, Inc.)/(Original
                          Issue Yield: 5.668%), 6/1/2028                1,736,260
   1,000,000              Pennsylvania EDFA, Revenue Bonds
                          (Series 2000), 5.90% (Dr. Gertrude
                          A. Barber Center, Inc.)/(Radian
                          Asset Assurance INS), 12/1/2030               1,073,430
   1,000,000              Pennsylvania EDFA, Solid Waste
                          Disposal Revenue Bonds (Series
                          2004A), 4.70% TOBs (Waste
                          Management, Inc.), Mandatory Tender
                          11/1/2014                                     1,005,980
   1,000,000              Pennsylvania EDFA, Solid Waste
                          Disposal Revenue Bonds, Project A,
                          5.10% (Waste Management, Inc.),
                          10/1/2027                                     988,250
   1,000,000              Pennsylvania HFA, SFM Revenue Bonds
                          (Series 2001-72A), 5.25%, 4/1/2021            1,025,440
   650,000                Pennsylvania HFA, SFM Revenue Bonds,
                          (Series 62A), 5.50%, 10/1/2022                671,041
   2,590,000              Pennsylvania State Higher Education
                          Assistance Agency, Capital
                          Acquisition Revenue Bonds, 6.125%
                          (MBIA Insurance Corp. INS),
                          12/15/2019                                    2,896,501
   2,000,000              Pennsylvania State Higher Education
                          Facilities Authority, College and
                          University Revenue Bonds, 5.625%
                          (University of the Arts)/(Radian
                          Asset Assurance INS)/(Original Issue
                          Yield: 5.78%), 3/15/2025                      2,101,500
   2,000,000              Pennsylvania State Higher Education
                          Facilities Authority, Revenue Bonds
                          (Series 1996), 7.20% (Thiel
                          College)/(United States Treasury PRF
                          5/15/2006 @ 100), 5/15/2026                   2,074,060
   1,500,000              Pennsylvania State Higher Education
                          Facilities Authority, Revenue Bonds
                          (Series 2001A), 6.00% (UPMC Health
                          System)/(Original Issue Yield:
                          6.10%), 1/15/2022                             1,625,625
   1,330,000              Pennsylvania State Higher Education
                          Facilities Authority, Revenue Bonds
                          (Series 2003A), 5.25% (Clarion
                          University Foundation, Inc.)/(XL
                          Capital Assurance Inc. INS), 7/1/2018         1,420,320
   1,490,000              Pennsylvania State Higher Education
                          Facilities Authority, Revenue Bonds
                          (Series 2003AA1), 5.25% (Dickinson
                          College)/(Radian Asset Assurance
                          INS), 11/1/2018                               1,568,776
   1,350,000              Pennsylvania State Higher Education
                          Facilities Authority, Revenue Bonds
                          (Series 2004A), 5.25% (Philadelphia
                          University)/(Original Issue Yield:
                          5.32%), 6/1/2032                              1,352,849
   1,625,000              Pennsylvania State Higher Education
                          Facilities Authority, Revenue Bonds
                          (Series 2005A), 5.00% (Slippery Rock
                          University Foundation)/(XL Capital
                          Assurance Inc. INS), 7/1/2037                 1,665,365
   1,160,000              Pennsylvania State Higher Education
                          Facilities Authority, Revenue Bonds
                          (Series AA2), 5.25% (Lycoming
                          College)/(Radian Asset Assurance
                          INS), 11/1/2024                               1,210,309
   1,250,000              Pennsylvania State Higher Education
                          Facilities Authority, Revenue Bonds
                          (Series EE-1), 5.00% (York College
                          of Pennsylvania)/(XL Capital
                          Assurance Inc. INS), 11/1/2033                1,283,900
   2,000,000              Pennsylvania State Higher Education
                          Facilities Authority, Revenue Bonds
                          (Series N), 5.875% (MBIA Insurance
                          Corp. INS)/(Original Issue Yield:
                          5.913%), 6/15/2021                            2,029,180
   750,000                Pennsylvania State Higher Education
                          Facilities Authority, Revenue Bonds,
                          5.00% (Widener University), 7/15/2039         751,830
   1,000,000              Pennsylvania State Higher Education
                          Facilities Authority, Revenue Bonds,
                          5.25% (Widener University)/(Original
                          Issue Yield: 5.42%), 7/15/2024                1,037,120
   3,150,000              Pennsylvania State Higher Education
                          Facilities Authority, Revenue Bonds,
                          4.65% (Philadelphia College of
                          Osteopathic Medicine)/(Original
                          Issue Yield: 4.77%), 12/1/2028                3,100,136
   450,000                Pennsylvania State Higher Education
                          Facilities Authority, Revenue Bonds,
                          5.25% (Lycoming College)/(Radian
                          Asset Assurance INS), 11/1/2027               468,180
   1,250,000              Pennsylvania State Higher Education
                          Facilities Authority, Revenue Bonds,
                          5.25% (Ursinus College)/(Radian
                          Asset Assurance INS), 1/1/2027                1,294,200
   2,495,000              Pennsylvania State Higher Education
                          Facilities Authority, Revenue Bonds,
                          6.25% (Philadelphia
                          University)/(Radian Asset Assurance
                          INS), 6/1/2024                                2,727,235
   1,500,000              Pennsylvania State Higher Education
                          Facilities Authority, Revenue Bonds,
                          (Series A), 6.00% (UPMC Health
                          System)/(Original Issue Yield:
                          6.16%), 1/15/2031                             1,625,625
   1,500,000              Pennsylvania State Higher Education Facilities
                          Authority, Student Housing Revenue Bonds (Series
                          2003A), 5.00% (California University of Pennsylvania
                          )/(American Capital Access INS)/(Original Issue Yield:
                          5.08%), 7/1/2023                              1,531,965
   1,500,000              Pennsylvania State Higher Education
                          Facilities Authority, University
                          Revenue Bonds (Series 1997), 5.45%
                          (University of the Arts)/(Radian
                          Asset Assurance INS)/(Original Issue
                          Yield: 5.58%), 3/15/2017                      1,519,575
   1,500,000              Pennsylvania State IDA, Economic
                          Development Revenue Bonds (Series
                          2002), 5.50% (AMBAC INS), 7/1/2020            1,646,670
   1,500,000              Pennsylvania State University,
                          Revenue Bonds, 5.00%, 9/1/2029                1,556,775
   1,600,000              Philadelphia Authority for
                          Industrial Development, Senior
                          Living Revenue Bonds (Series 2005A),
                          5.625% (PresbyHomes
                          Germantown/Morrisville), 7/1/2035             1,608,720
   2,120,000              Philadelphia, PA Authority for
                          Industrial Development, Lease
                          Revenue Bonds (Series 2001B), 5.50%
                          (FSA INS), 10/1/2021                          2,309,189
   3,000,000              Philadelphia, PA Authority for
                          Industrial Development, Revenue
                          Bonds (Series 2001B), 5.25%
                          (Philadelphia Corp. for Aging
                          Project)/(AMBAC INS)/(Original Issue
                          Yield: 5.43%), 7/1/2023                       3,163,740
   1,275,000              Philadelphia, PA Hospitals & Higher
                          Education Facilities Authority,
                          Hospital Revenue Bonds (Series
                          1997), 5.75% (Jeanes Hospital,
                          PA)/(Escrowed In U.S. Treasuries
                          COL)/(Original Issue Yield: 5.80%),
                          7/1/2008                                      1,348,045
   1,080,000              Philadelphia, PA Redevelopment
                          Authority, MFH Refunding Revenue
                          Bonds (Series 1998), 5.45%
                          (Woodstock Mutual Homes, Inc.)/(FHA
                          INS)/(Original Issue Yield: 5.468%),
                          2/1/2023                                      1,100,941
   950,000                Philadelphia, PA Redevelopment
                          Authority, Revenue Bonds (Series
                          2002A), 5.50% (FGIC INS), 4/15/2019           1,028,613
   1,250,000              Philadelphia, PA Redevelopment
                          Authority, Revenue Bonds (Series
                          2003A), 5.50% (Beech Student Housing
                          Complex)/(American Capital Access
                          INS), 7/1/2019                                1,329,463
   1,000,000              Philadelphia, PA Redevelopment
                          Authority, Revenue Bonds (Series
                          2003A), 5.625% (Beech Student
                          Housing Complex)/(American Capital
                          Access INS), 7/1/2023                         1,073,090
   1,000,000              Philadelphia, PA School District, UT
                          GO Bonds (Series 2002B), 5.625%
                          (United States Treasury PRF 8/1/2012
                          @100), 8/1/2022                               1,112,300
   9,500,000              Philadelphia, PA, Airport Revenue
                          Bonds (Series 1997B), 5.50%
                          (Philadelphia Airport System)/(AMBAC
                          INS)/(Original Issue Yield: 5.65%),
                          6/15/2017                                     9,889,025
   2,880,000              Pittsburgh, PA Public Parking
                          Authority, Parking Revenue Bonds
                          (Series 2000), 6.00% (AMBAC
                          INS)/(Original Issue Yield: 6.02%),
                          12/1/2020                                     3,177,792
   765,000                Pittsburgh, PA Urban Redevelopment
                          Authority, Mortgage Revenue Bonds
                          (Series 1997A) , 6.15%, 10/1/2016             776,850
   355,000                Pittsburgh, PA Urban Redevelopment
                          Authority, Mortgage Revenue Bonds
                          (Series 1997C), 5.35%, 10/1/2009              369,392
   1,075,000              Pittsburgh, PA Urban Redevelopment
                          Authority, Mortgage Revenue Bonds
                          (Series 1997C), 5.90%, 10/1/2022              1,112,743
   2,855,000              Pittsburgh, PA, LT GO Bonds (Series
                          1999A), 5.75% (FGIC INS)/(Original
                          Issue Yield: 5.852%), 9/1/2019                3,071,809
   5,000,000     (1)       Pittsburgh, PA, Residual Interest
                          Tax-Exempt Securities (Series PA
                          961), 7.64658% (AMBAC INS), 9/1/2015          5,839,200
   1,500,000              Pittsburgh, PA, UT GO Bonds (Series
                          1999A), 5.75% (FGIC INS)/(Original
                          Issue Yield: 5.94%), 9/1/2024                 1,613,910
   2,950,000              Pottsville, PA Hospital Authority,
                          Hospital Revenue Bonds, 5.625%
                          (Pottsville Hospital and Warne
                          Clinic)/(Original Issue Yield:
                          5.75%), 7/1/2024                              2,901,443
   2,165,000              Radnor Township, PA, UT GO Bonds
                          (Series 2004AA), 5.125%, 7/15/2027            2,273,207
   2,040,000              Riverside, PA School District, UT GO
                          Bonds, 5.50% (FGIC INS)/(Original
                          Issue Yield: 5.57%), 10/15/2020               2,219,602
   1,500,000              Sayre, PA, Health Care Facilities
                          Authority, Revenue Bonds (Series
                          2002A), 5.75% (Guthrie Healthcare
                          System, PA)/(Original Issue Yield:
                          5.90%), 12/1/2021                             1,607,115
   1,000,000              Sayre, PA, Health Care Facilities
                          Authority, Revenue Bonds (Series
                          2002A), 5.875% (Guthrie Healthcare
                          System, PA)/(Original Issue Yield:
                          6.00%), 12/1/2031                             1,065,170
   1,000,000              Scranton, PA, UT GO Bonds (Series
                          2001C), 7.10% (United States
                          Treasury PRF 9/1/2011 @
                          100)/(Original Issue Yield: 7.35%),
                          9/1/2031                                      1,162,000
   700,000                Shaler, PA School District
                          Authority, GO UT Bonds, 6.25%
                          (Escrowed In U.S.Treasuries COL),
                          4/15/2008                                     722,827
   2,000,000              Somerset County, PA Hospital
                          Authority, Hospital Refunding
                          Revenue Bonds (Series 1997B), 5.375%
                          (Somerset Community
                          Hospital)/(Radian Asset Assurance
                          INS)/(Original Issue Yield: 5.68%),
                          3/1/2017                                      2,055,920
   1,295,000              Southcentral PA, General Authority,
                          Hospital Revenue Bonds, 5.00%
                          (Hanover Hospital, Inc.)/(Radian
                          Asset Assurance INS), 12/1/2029               1,320,537
   540,000                Southcentral PA, General Authority,
                          Revenue Bonds, 5.625% (Wellspan
                          Health Obligated Group)/(Escrowed In
                          U.S. Treasuries COL), 5/15/2026               588,346
   2,460,000              Southcentral PA, General Authority,
                          Revenue Bonds, 5.625% (Wellspan
                          Health Obligated Group)/(United
                          States Treasury PRF 5/15/2011 @
                          101), 5/15/2026                               2,710,920
   2,000,000              Southeastern, PA Transportation
                          Authority, Special Revenue Bonds,
                          5.375% (FGIC INS)/(Original Issue
                          Yield: 5.70%), 3/1/2017                       2,085,520
   500,000                St. Mary Hospital Authority, PA,
                          Health System Revenue Bonds (Series
                          2004A), 5.00% (Catholic Health
                          East)/(Original Issue Yield: 5.15%),
                          11/15/2021                                    514,725
   1,000,000              St. Mary Hospital Authority, PA,
                          Health System Revenue Bonds (Series
                          2004B), 5.375% (Catholic Health
                          East)/(Original Issue Yield: 5.42%),
                          11/15/2034                                    1,040,560
   1,000,000              St. Mary Hospital Authority, PA,
                          Health System Revenue Bonds (Series
                          2004B), 5.50% (Catholic Health
                          East), 11/15/2024                             1,062,050
   1,000,000     (1)       Susquehanna , PA Area Regional
                          Airport Authority, Airport
                          Facilities Revenue Bonds (Series
                          1999), 5.50% (Aero
                          Harrisburg)/(Original Issue Yield:
                          5.85%), 1/1/2024                              915,220
   1,245,000              Union County, PA Higher Educational
                          Facilities Financing Authority,
                          Revenue Bonds (Series 2002A), 5.25%
                          (Bucknell University), 4/1/2021               1,339,745
   1,665,000              Union County, PA Higher Educational
                          Facilities Financing Authority,
                          Revenue Bonds (Series 2002A), 5.25%
                          (Bucknell University), 4/1/2022               1,791,707
   1,250,000              Union County, PA Hospital Authority,
                          Revenue Bonds, 5.25% (Evangelical
                          Community Hospital)/(Radian Asset
                          Assurance INS), 8/1/2024                      1,303,388
   400,000                Washington County, PA Authority,
                          Lease Revenue Bonds, 7.875%
                          (Escrowed In U.S. Treasuries COL),
                          12/15/2018                                    542,568
   1,885,000              West Shore, PA Area Hospital
                          Authority, Revenue Bonds, 6.15%
                          (Holy Spirit Hospital), 1/1/2020              2,035,065
   1,000,000              West Shore, PA Area Hospital
                          Authority, Revenue Bonds, 6.25%
                          (Holy Spirit Hospital)/(Original
                          Issue Yield: 6.30%), 1/1/2032                 1,069,980
   1,000,000              West View, PA Municipal Authority,
                          Special Obligation Bonds, 9.50%
                          (Escrowed In U.S. Treasuries COL),
                          11/15/2014                                    1,287,730
   1,000,000              Westmoreland County, PA IDA, Health
                          Care Facility Revenue Bonds (Series
                          2000B), 8.00% (Redstone Presbyterian
                          Seniorcare Obligated Group)/
                          (Original Issue Yield: 8.25%),
                          11/15/2023                                    1,195,450
   1,500,000              Westmoreland County, PA IDA,
                          Retirement Community Revenue Bonds
                          (Series 2005A), 5.75% (Redstone
                          Presbyterian Seniorcare Obligated
                          Group), 1/1/2026                              1,529,820
   170,000                Westmoreland County, PA Municipal
                          Authority, Special Obligation Bonds,
                          9.125% (Escrowed In U.S. Treasuries
                          COL), 7/1/2010                                184,202
                              Total                                     251,895,388
                          Puerto Rico--1.4%
   2,000,000     (1)       Puerto Rico Electric Power
                          Authority, Drivers (Series 266),
                          7.6392% (FSA INS), 7/1/2015                   2,499,140
   1,000,000     (1)       Puerto Rico Highway and
                          Transportation Authority, Residual
                          Interest Tax-Exempt Securities
                          (Series PA 331B), 7.71562% (AMBAC
                          INS), 1/1/2011                                1,241,590
                              Total                                     3,740,730
                              Total Municipal BONDS
                              (IDENTIFIED COST $242,695,686)            255,636,118
                          Short-Term Municipal--0.5%
                          Puerto Rico--0.5%
   1,400,000              Puerto Rico Government Development
                          Bank (GDB) Weekly VRDNs (MBIA
                          Insurance Corp. INS)/(Credit Suisse,
                          Zurich LIQ), 2.850%, 12/7/2005
                          (AT AMORTIZED COST)                           1,400,000
                              Total MUNICIPAL Investments -
                                      97.8%
                              (identified cost $244,095,686)(3)         257,036,118
                              OTHER ASSETS AND LIABILITIES -
                          NET - 2.2%                                    5,706,185
                              TOTAL NET ASSETS - 100%            $      262,742,303

       Securities that are subject to the federal alternative minimum tax (AMT) represent 14.1% of the Fund's portfolio as calculated based upon total portfolio market value.

1      Denotes a restricted security, including securities purchased under Rule
       144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees
       (the "Trustees"), unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At
       November 30, 2005, these securities amounted to $13,164,257 which represents 5.0% of total net assets.
2 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
3 At November 30, 2005, the cost of investments for federal tax purposes was $244,073,530. The net unrealized appreciation of investments for federal tax purposes was $12,962,588. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,553,854 and net unrealized depreciation from investments for those securities having an excess of cost over value of $591,266.

       At November 30, 2005, the Fund had the following open short futures contracts:
                                                                      Unrealized
         Contracts      Number of   Notional Value  Expiration   Appreciation
                        Contracts                      Date
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       U.S. Treasury
       Notes 10-Year       50         $5,426,563    March 2006      $6,824
          Futures
       ------------------------------------------------------------------------

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2005. Investment Valuation Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees. Restricted
Securities
       Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at November 30, 2005 is as follows:

       ------------------------------------------------------------------------
                         Security                    Acquisition  Acquisition
                                                         Date         Cost
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
        Allegheny County, PA IDA, Cargo Facilities
         Lease Revenue Bonds (Series 1999), 6.00%     9/23/1999     $475,000
          (AFCO Cargo PIT LLC Project), 9/1/2009
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
        Allegheny County, PA IDA, Cargo Facilities
         Lease Revenue Bonds (Series 1999), 6.625%
       (AFCO Cargo PIT LLC Project)/(Original Issue   9/23/1999     984,950
                  Yield: 6.75%), 9/1/2024
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
          Puerto Rico Highway and Transportation
          Authority, Residual Interest Tax-Exempt      3/3/1998    1,158,780
       Securities (Series PA 331B), 7.71562% (AMBAC
                                 INS), 1/1/2011
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
          Susquehanna , PA Area Regional Airport
        Authority, Airport Facilities Revenue Bonds   4/14/1999     954,500
                (Series 1999), 5.50% (Aero
        Harrisburg)/(Original Issue Yield: 5.85%),
                                    1/1/2024
       ------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
COL         --Collateralized
EDFA        --Economic Development Financing Authority
FGIC        --Financial Guaranty Insurance Company
FHA         --Federal Housing Administration
FSA         --Financial Security Assurance
GNMA        --Government National Mortgage Association
GO          --General Obligation
HAD         --Hospital Development Authority
HEFA        --Health and Education Facilities Authority
HFA         --Housing Finance Authority
IDA         --Industrial Development Authority
INS         --Insured
LIQ         --Liquidity Agreement
LOC(s)      --Letter(s) of  Credit
LT          --Limited Tax
MFH         --Multifamily Housing
PRF         --Prerefunded
SFM         --Single Family Mortgage
TOBs        --Tender Option Bonds
UT          --Unlimited Tax
VRDNs       --Variable Rate Demand Notes













































Federated Vermont Municipal Income Fund
Portfolio of Investments
November 30, 2005 (unaudited)
    Principal
    Amount                                                                            Value
                          Municipal BONDS--98.0%
                                   Guam--1.9%
$   835,000               Guam Airport Authority, General Revenue Bonds
                          (Series 2003B), 5.25% (MBIA Insurance Corp.
                          INS), 10/1/2015                                    $        907,503
                               Puerto Rico--12.9%
    2,000,000             Commonwealth of Puerto Rico, UT GO Bonds,
                          5.50% (MBIA Insurance Corp. INS), 7/1/2009                  2,140,960
    900,000               Puerto Rico Electric Power Authority,
                          Refunding Revenue Bonds (Series 2004PP),
                          5.00% (FGIC INS), 7/1/2024                                  945,126
    2,000,000             Puerto Rico HFA, Capital Fund Program Revenue
                          Bonds, 5.00%, 12/1/2016                                     2,102,940
    1,000,000             Puerto Rico Highway and Transportation
                          Authority, Transportation Revenue Bonds
                          (Series 2005K), 5.00%, 7/1/2025                             1,009,820
                          Total                                                       6,198,846
                                 Vermont--81.8%
    565,000               Burlington, VT Airport, Revenue Bonds,
                          (Series A), 3.625% (MBIA Insurance Corp.
                          INS)/(Original Issue Yield: 3.76%), 7/1/2017                522,902
    1,250,000             Burlington, VT Airport, Revenue Bonds,
                          (Series A), 5.00% (MBIA Insurance Corp. INS),
                          7/1/2023                                                    1,316,087
    490,000               Burlington, VT Electric Authority, Revenue
                          Bonds, (Series A), 4.00% (FSA INS), 7/1/2015                488,633
    510,000               Burlington, VT Electric Authority, Revenue
                          Bonds, (Series A), 4.00% (FSA INS), 7/1/2016                504,992
    300,000               Burlington, VT Waterworks System, Revenue
                          Refunding Bonds, (Series A), 4.65% (FGIC
                          INS)/(Original Issue Yield: 4.70%), 7/1/2006                302,508
    150,000               Burlington, VT Waterworks System, Revenue
                          Refunding Bonds, (Series A), 4.75% (FGIC
                          INS)/(Original Issue Yield: 4.80%), 7/1/2007                153,342
    300,000               Burlington, VT Waterworks System, Revenue
                          Refunding Bonds, (Series A), 4.80% (FGIC
                          INS)/(Original Issue Yield: 4.85%), 7/1/2008                306,588
    495,000               Burlington, VT, COPs (Series 2005), 4.25%
                          (Original Issue Yield: 4.32%), 5/1/2020                     481,704
    515,000               Burlington, VT, COPs (Series 2005), 4.25%
                          (Original Issue Yield: 4.37%), 5/1/2021                     497,717
    800,000               Burlington, VT, (Series A), 5.10%, 12/1/2005                800,048
    210,000               Burlington, VT, UT GO Bonds, (Series A),
                          4.00% (Original Issue Yield: 4.13%), 11/1/2017              207,931
    785,000               Burlington, VT, UT GO Bonds, 5.20%, 12/1/2006               786,248
    185,000               Burlington, VT, UT GO Bonds, (Series A),
                          3.75% (Original Issue Yield: 3.83%), 11/1/2014              182,950
    190,000               Burlington, VT, UT GO Bonds, (Series A),
                          3.75% (Original Issue Yield: 3.93%), 11/1/2015              186,244
    200,000               Burlington, VT, UT GO Bonds, (Series A),
                          4.00% (Original Issue Yield: 4.03%), 11/1/2016              200,054
    220,000               Burlington, VT, UT GO Bonds, (Series A),
                          4.00% (Original Issue Yield: 4.22%), 11/1/2018              215,963
    125,000               Burlington, VT, UT GO Public Improvement
                          Bonds, (Series A), 3.60% (Original Issue
                          Yield: 3.72%), 11/1/2013                                    123,251
    110,000               Chittenden, VT Solid Waste District, UT GO
                          Bonds, (Series A), 2.50% (AMBAC INS), 1/1/2007              109,073
    100,000               Chittenden, VT Solid Waste District, UT GO
                          Refunding Bonds, (Series A), 3.30% (AMBAC
                          INS)/(Original Issue Yield: 3.32%), 1/1/2010                99,601
    310,000               Chittenden, VT Solid Waste District, UT GO
                          Refunding Bonds, (Series A), 3.40% (AMBAC
                          INS)/(Original Issue Yield: 3.52%), 1/1/2011                308,775
    205,000               Chittenden, VT Solid Waste District, UT GO
                          Refunding Bonds, (Series A), 3.50% (AMBAC
                          INS)/(Original Issue Yield: 3.62%), 1/1/2012                204,383
    90,000                Fair Haven, VT Union High School District, UT
                          GO Bonds, 5.00% (AMBAC INS)/(Original Issue
                          Yield: 5.05%), 12/1/2005                                    90,004
    90,000                Fair Haven, VT Union High School District, UT
                          GO Bonds, 5.05% (AMBAC INS)/(Original Issue
                          Yield: 5.15%), 12/1/2006                                    90,135
    25,000                Norwich, VT School District, UT GO Bonds,
                          4.50% (AMBAC INS), 7/15/2009                                25,940
    520,000               St. Johnsbury, VT School District, UT GO
                          Bonds, 4.55% (AMBAC INS), 9/1/2006                          525,346
    515,000               St. Johnsbury, VT School District, UT GO
                          Bonds, 4.65% (AMBAC INS), 9/1/2007                          527,149
    520,000               St. Johnsbury, VT School District, UT GO
                          Bonds, 4.80% (AMBAC INS), 9/1/2008                          539,895
    340,000               Swanton Village, VT Electric System, Revenue
                          Refunding Bonds, 5.75% (MBIA Insurance Corp.
                          INS)/(Original Issue Yield: 5.85%), 12/1/2019               362,913
    250,000               University of Vermont & State Agricultural
                          College, Revenue Bonds, 5.25% (AMBAC INS),
                          10/1/2021                                                   268,485
    1,150,000             University of Vermont & State Agricultural
                          College, Revenue Bonds, 5.25% (AMBAC INS),
                          10/1/2023                                                   1,235,031
    500,000               University of Vermont & State Agricultural
                          College, Revenue Bonds, 5.50% (AMBAC INS),
                          10/1/2018                                                   547,100
    1,500,000             Vermont Educational and Health Buildings
                          Financing Agency, Refunding Revenue Bonds
                          (Series 2004A), 5.00% (Fletcher Allen Health
                          Care)/(FGIC INS), 12/1/2023                                 1,565,745
    50,000                Vermont Educational and Health Buildings
                          Financing Agency, Refunding Revenue Bonds,
                          5.00% (St. Michael's College)/(AMBAC
                          INS)/(Original Issue Yield: 5.05%), 10/1/2023               52,214
    3,000                 Vermont Educational and Health Buildings
                          Financing Agency, Revenue Bonds, 3.16% TOBs
                          (Middlebury College ), Optional Tender
                          11/1/2006                                                   2,996
    1,100,000             Vermont Educational and Health Buildings
                          Financing Agency, Revenue Bonds (Series
                          2002A), 5.00% (Middlebury College )/(Original
                          Issue Yield: 5.20%), 11/1/2032                              1,131,361
    225,000               Vermont Educational and Health Buildings
                          Financing Agency, Revenue Bonds (Series
                          2004A), 4.25% (Landmark College,
                          Inc.)/(Radian Asset Assurance INS)/(Original
                          Issue Yield: 4.32%), 7/1/2015                               224,467
    50,000                Vermont Educational and Health Buildings
                          Financing Agency, Revenue Bonds, 3.25% (St.
                          Michael's College)/(Original Issue Yield:
                          3.33%), 10/1/2009                                           48,988
    100,000               Vermont Educational and Health Buildings
                          Financing Agency, Revenue Bonds, 3.60% (St.
                          Michael's College)/(Original Issue Yield:
                          3.68%), 10/1/2010                                           99,395
    140,000               Vermont Educational and Health Buildings
                          Financing Agency, Revenue Bonds, 3.875% (St.
                          Michael's College)/(Original Issue Yield:
                          3.93%), 10/1/2011                                           140,393
    195,000               Vermont Educational and Health Buildings
                          Financing Agency, Revenue Bonds, 4.00% (St.
                          Michael's College)/(Original Issue Yield:
                          4.10%), 10/1/2012                                           195,803
    125,000               Vermont Educational and Health Buildings
                          Financing Agency, Revenue Bonds, 4.125% (St.
                          Michael's College)/(Original Issue Yield:
                          4.23%), 10/1/2013                                           125,576
    385,000               Vermont Educational and Health Buildings
                          Financing Agency, Revenue Bonds, 4.25% (St.
                          Michael's College)/(Original Issue Yield:
                          4.35%), 10/1/2014                                           388,303
    370,000               Vermont Educational and Health Buildings
                          Financing Agency, Revenue Bonds, 4.375% (St.
                          Michael's College)/(Original Issue Yield:
                          4.45%), 10/1/2015                                           372,912
    770,000               Vermont Educational and Health Buildings
                          Financing Agency, Revenue Bonds, 5.30%
                          (Middlebury College )/(Original Issue Yield:
                          5.45%), 11/1/2008                                           798,629
    190,000               Vermont Educational and Health Buildings
                          Financing Agency, Revenue Bonds, 5.375%
                          (Middlebury College )/(Original Issue Yield:
                          5.93%), 11/1/2026                                           196,506
    65,000                Vermont Educational and Health Buildings
                          Financing Agency, Revenue Bonds, (Series A),
                          5.30% (Fletcher Allen Health Care)/(AMBAC
                          INS)/(Original Issue Yield: 5.32%), 12/1/2008               68,342
    55,000                Vermont Educational and Health Buildings
                          Financing Agency, Revenue Bonds, (Series A),
                          5.30% (Fletcher Allen Health Care)/(AMBAC
                          INS)/(Original Issue Yield: 5.38%), 12/1/2009               58,536
    4,350,000     (1)     Vermont Educational and Health Buildings
                          Financing Agency, Revenue Bonds, (Series1999
                          A), 3.57% (Marlboro College), 4/1/2019                      4,076,516
    605,000               Vermont Educational and Health Buildings
                          Financing Agency, Revenue Refunding Bonds,
                          (Series 1996), 4.50% (Central Vermont
                          Hospital & Nursing Home)/(AMBAC
                          INS)/(Original Issue Yield: 4.65%), 11/15/2006              611,927
    200,000               Vermont Educational and Health Buildings
                          Financing Agency, Revenue Refunding Bonds,
                          (Series 1996), 4.625% (Central Vermont
                          Hospital & Nursing Home)/(AMBAC
                          INS)/(Original Issue Yield: 4.75%), 11/15/2007              204,792
    95,000                Vermont HFA, Revenue Bonds, (Series 11A),
                          4.85% (Vermont HFA SFM)/(FSA INS), 11/1/2006                95,300
    65,000                Vermont HFA, Revenue Bonds, (Series 11A),
                          4.95% (Vermont HFA SFM)/(FSA INS), 11/1/2007                65,239
    100,000               Vermont HFA, Revenue Bonds, (Series 11A),
                          5.05% (Vermont HFA SFM)/(FSA INS), 11/1/2008                100,443
    120,000               Vermont HFA, Revenue Bonds, (Series 11A),
                          5.15% (Vermont HFA SFM)/(FSA INS), 11/1/2009                120,594
    75,000                Vermont HFA, Revenue Bonds, (Series 12B),
                          5.50% (Vermont HFA SFM)/(FSA INS), 11/1/2008                75,470
    90,000                Vermont HFA, Revenue Bonds, (Series 12B),
                          5.60% (Vermont HFA SFM)/(FSA INS), 11/1/2009                90,621
    100,000               Vermont HFA, Revenue Bonds, (Series 9), 4.55%
                          (Vermont HFA SFM)/(MBIA Insurance Corp. INS),
                          5/1/2008                                                    102,056
    205,000               Vermont HFA, Revenue Bonds, (Series A), 4.45%
                          (Vermont HFA MFH)/(HUD Section 8 INS),
                          2/15/2008                                                   207,552
    130,000               Vermont HFA, Revenue Bonds, (Series A), 4.55%
                          (Vermont HFA MFH)/(HUD Section 8 INS),
                          2/15/2009                                                   131,684
    1,000,000             Vermont HFA, SFH Bonds, (Series 22), 4.70%
                          (Vermont HFA SFM)/(FSA INS), 11/1/2035                      972,560
    1,000,000             Vermont Municipal Bond Bank, Revenue Bonds,
                          (Series 1), 4.40% (FSA INS)/(Original Issue
                          Yield: 4.45%), 12/1/2007                                    1,020,920
    1,500,000             Vermont Municipal Bond Bank, Revenue Bonds,
                          (Series 1), 4.30% (FSA INS)/(Original Issue
                          Yield: 4.40%), 12/1/2006                                    1,515,450
    860,000               Vermont Municipal Bond Bank, Revenue Bonds,
                          (Series 1), 4.60% (MBIA Insurance Corp.
                          INS)/(Original Issue Yield: 4.65%), 12/1/2007               881,294
    100,000               Vermont Municipal Bond Bank, Revenue Bonds,
                          (Series 1), 4.80% (MBIA Insurance Corp.
                          INS)/(Original Issue Yield: 4.95%), 12/1/2008               103,901
    340,000               Vermont Municipal Bond Bank, Revenue Bonds,
                          (Series A), 4.80% (MBIA Insurance Corp.
                          INS)/(Original Issue Yield: 4.85%), 12/1/2009               356,867
    165,000               Vermont Municipal Bond Bank, Revenue
                          Refunding Bonds, (Series 2), 4.30% (FSA
                          INS)/(Original Issue Yield: 4.40%), 12/1/2006               166,700
    665,000               Vermont Municipal Bond Bank, Revenue
                          Refunding Bonds, (Series 2), 4.40% (FSA
                          INS)/(Original Issue Yield: 4.45%), 12/1/2007               678,912
    500,000               Vermont Municipal Bond Bank, Revenue
                          Refunding Bonds, (Series 2), 5.20% (United
                          States Treasury PRF 12/1/2005 @102)/(Original
                          Issue Yield: 5.30%), 12/1/2007                              510,030
    840,000               Vermont Public Power Supply Authority,
                          Revenue Refunding Bonds, (Series E), 5.00%
                          (MBIA Insurance Corp. INS), 7/1/2011                        900,102
    500,000               Vermont Public Power Supply Authority,
                          Revenue Refunding Bonds, (Series E), 5.25%
                          (MBIA Insurance Corp. INS), 7/1/2015                        550,805
    945,000               Vermont State Student Assistance Corp.,
                          Revenue Bonds, 5.00% (Original Issue Yield:
                          5.08%), 3/1/2034                                            958,589
    1,165,000             Vermont State Student Assistance Corp.,
                          Revenue Bonds, 5.00% (Original Issue Yield:
                          5.03%), 3/1/2026                                            1,192,657
    500,000               Vermont State, UT GO Bonds, (Series 2005B),
                          5.00%, 3/1/2020                                             534,530
    1,550,000             Vermont State, UT GO Bonds, 4.00%, 3/1/2022                 1,460,395
    500,000               Vermont State, UT GO Bonds, (Series A), 4.40%
                          (Original Issue Yield: 4.45%), 1/15/2007                    506,470
    1,600,000             Vermont State, UT GO Bonds, (Series A), 5.00%
                          (United States Treasury PRF 1/15/2006 @ 102)                1,635,600
    1,300,000             Vermont State, UT GO Bonds, (Series A), 5.00%
                          (United States Treasury PRF 1/15/2006 @
                          102)/(Original Issue Yield: 5.10%), 1/15/2010               1,328,925
    500,000               Vermont State, UT GO Bonds, (Series C), 4.60%
                          (United States Treasury PRF 1/15/2009
                          @101)/(Original Issue Yield: 4.75%)                         522,160
                          Total                                                       39,360,219
                          Virgin Islands--1.4%
    510,000               Virgin Islands Public Finance Authority,
                          Senior Lien Revenue Bonds (Series 2004A),
                          5.25% (Virgin Islands Matching Fund),
                          10/1/2017                                                   547,021
    100,000               Virgin Islands Public Finance Authority,
                          Senior Lien Revenue Bonds (Series 2004A),
                          5.25% (Virgin Islands Matching Fund),
                          10/1/2024                                                   105,599
                          Total                                                       652,620
                          Total Municipal BONDS
                          (identified cost $47,051,501)                               47,119,188
                          Short-Term Municipals--1.0%
                                Puerto Rico--1.0%
    500,000               Puerto Rico Government Development Bank (GDB)
                          Weekly VRDNs (MBIA Insurance Corp.
                          INS)/(Credit Suisse, Zurich LIQ), 2.850%,
                          12/7/2005 (AT AMORTIZED COST)                               500,000
                          Total MUNICIPAL Investments --- 99.0%
                          (identified cost $47,551,501)(2)                            47,619,188
                          OTHER ASSETS AND LIABILITIES --- NET ---1.0%                471,476
                          Total NET ASSETS --- 100%                          $        48,090,664

        Securities that are subject to the federal alternative minimum tax (AMT) represent 4.1% of the Fund's portfolio as calculated based upon total portfolio market value.
1       Denotes a restricted security, including securities purchased under Rule
        144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At November 30, 2005, these securities amounted to $4,076,516 which represents 8.5% of total net assets.
2 At November 30, 2005, the cost of investments for federal tax purposes amounts to $47,551,501. The net unrealized appreciation of investments for federal tax purposes was $67,687. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $652,579 and net unrealized depreciation from investments for those securities having an excess of cost over value of $584,892.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2005.

Investment Valuation
Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant.
The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").


The following acronyms are used throughout this portfolio:
AMBAC        --American Municipal Bond Assurance Corporation
COPs         --Certificate of Participation
FGIC         --Financial Guaranty Insurance Company
FSA          --Financial Security Assurance
GO           --General Obligation
HFA          --Housing Finance Authority
HUD          --Housing and Urban Development
INS          --Insured
LIQ          --Liquidity Agreement
MFH          --Multifamily Housing
PRF          --Prerefunded
SFH          --Single Family Housing
SFM          --Single Family Mortgage
TOBs         --Tender Option Bonds
UT           --Unlimited Tax
VRDNs        --Variable Rate Demand Notes




Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Municipal Securities Income Trust

By          /S/ Richard A. Novak, Principal Financial Officer
                (insert name and title)

Date        January 24, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        January 24, 2006


By          /S/ Richard A. Novak, Principal Financial Officer
Date        January 24, 2006